UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act file number 811-04506
                                                     ---------

                           Phoenix Investment Trust 06
               --------------------------------------------------
               (Exact name of registrant as specified in charter)


                                101 Munson Street
                            Greenfield, MA 01301-9668
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)




                  Kevin J. Carr, Esq.
         Vice President, Chief Legal Officer,           John H. Beers, Esq.
         Counsel and Secretary for Registrant       Vice President and Counsel
            Phoenix Life Insurance Company        Phoenix Life Insurance Company
                   One American Row                      One American Row
                Hartford, CT 06103-2899               Hartford, CT 06103-2899
         -----------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                   Date of reporting period: December 31, 2006
                                             -----------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.





                                                          [PHOENIX LOGO OMITTED]
================================================================================


                                                                   ANNUAL REPORT



Phoenix All-Cap Growth Fund

Phoenix Nifty Fifty Fund

Phoenix Small-Cap Growth Fund







                    |                    | WOULDN'T YOU RATHER HAVE THIS
                    |                    | DOCUMENT E-MAILED TO YOU?
TRUST NAME: PHOENIX |                    | ELIGIBLE SHAREHOLDERS CAN SIGN UP FOR
INVESTMENT TRUST 06 | December 31, 2006  | E-DELIVERY AT PHOENIXFUNDS.COM
--------------------------------------------------------------------------------

         ---------------------------------------------------
         Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.
         ---------------------------------------------------








This report is not authorized for distribution to prospective investors in the Phoenix Investment Trust 06 unless preceded or accompanied by an effective Prospectus which includes information concerning the sales charge, each Fund's record and other pertinent information.

A MESSAGE FROM THE PRESIDENT


DEAR PHOENIXFUNDS SHAREHOLDER:

[PHOTO OF GEORGE R. AYLWARD OMITTED]

    We are pleased to provide this report for the fiscal year ended December 31, 2006. It includes valuable information about your Phoenix mutual fund(s)--such as performance- and fee-related data and information about each fund's portfolio holdings and transactions for the reporting period. The report also provides commentary from your fund's management team with respect to the fund's performance, its investment strategies, and how the fund performed against the broader market.

    At Phoenix, we strive to provide investors with CHOICE. Our multi-manager approach provides individual investors with access to a variety of investment managers, including some they might otherwise not have access to--managers who are usually available only to larger institutional investors. I am pleased that our fund family, PhoenixFunds, can offer you the ability to invest in funds offered by 15 different management teams, including both Phoenix affiliates and outside sub-advisers.

    We also make diversification easy, with a wide array of investment options--including numerous equity, fixed income and money market funds. For those looking to simplify the investment selection process, we offer Phoenix PHOLIOs(SM) (Phoenix Lifecycle Investment Options). Each PHOLIO is a broadly diversified portfolio of mutual funds that enables investors to gain exposure to a variety of investment options (such as equity, international/global, balanced, alternative and fixed income). Phoenix PHOLIOs were designed to help investors stay on track over time, with a targeted asset allocation mix that is rebalanced regularly.

    Because we offer such an extensive selection of investment options, it's important that you consult an experienced financial professional for help reviewing or rebalancing your portfolio on a regular basis. This can be an effective way to help ensure that your investments are aligned with your financial objectives.

    For more information on the mutual funds and PHOLIOs that we currently offer, I invite you to visit our Web site, at PHOENIXFUNDS.COM.

    As the new president and chief operating officer of Phoenix Investment Partners, Ltd., I would like to thank you for incorporating PhoenixFunds into your financial strategy. It's our privilege to serve you.


Sincerely yours,
/s/George R. Aylward


George R. Aylward
President, PhoenixFunds

JANUARY 2007

TABLE OF CONTENTS


Glossary................................................................................   3
Phoenix All-Cap Growth Fund.............................................................   4
Phoenix Nifty Fifty Fund................................................................  14
Phoenix Small-Cap Growth Fund...........................................................  24
Notes to Financial Statements...........................................................  33
Report of Independent Registered Public Accounting Firm.................................  38
Board of Trustees' Consideration of Investment Advisory and Subadvisory Agreements......  39
Results of Shareholder Meeting..........................................................  47
Fund Management Tables..................................................................  52





--------------------------------------------------------------------------------
PROXY VOTING PROCEDURES (FORM N-PX)
The adviser and subadviser vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, 2006, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.


FORM N-Q INFORMATION
The Trust files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.
--------------------------------------------------------------------------------

GLOSSARY


ADR (AMERICAN DEPOSITARY RECEIPT)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

FEDERAL RESERVE (THE "FED")
The central bank of the United States, responsible for controlling the money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system.

GDR (GLOBAL DEPOSITARY RECEIPT)
A negotiable certificate held in the bank of one country representing a specific number of shares of a stock traded on an exchange of another country.

LEVERAGED BUYOUT ("LBO")
Takeover of a company or controlling interest in a company, using a significant amount of borrowed money.

SPONSORED ADR
An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. These shares carry all the rights of the common share such as voting rights. ADRs must be sponsored to be able to trade on the NYSE.

RUSSELL 1000(R) GROWTH INDEX
The Russell 1000(R) Growth Index is a market capitalization-weighted index of growth-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.

RUSSELL 2000(R) GROWTH INDEX
The Russell 2000(R) Growth Index is a market capitalization-weighted index of growth-oriented stocks of the smallest 2,000 companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.

RUSSELL 3000(R) GROWTH INDEX
The Russell 3000(R) Growth Index is a market capitalization-weighted index of growth-oriented stocks of U.S. companies. The index is calculated on a total return basis with dividends reinvested.

S&P 500(R) INDEX
The S&P 500(R) Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.





INDEXES ARE UNMANAGED AND NOT AVAILABLE FOR DIRECT INVESTMENT; THEREFORE, THEIR PERFORMANCE DOES NOT REFLECT THE EXPENSES ASSOCIATED WITH THE ACTIVE MANAGEMENT OF AN ACTUAL PORTFOLIO.

PHOENIX ALL-CAP GROWTH FUND


A DISCUSSION WITH THE FUND'S PORTFOLIO MANAGEMENT TEAM


Q: HOW DID THE PHOENIX ALL-CAP GROWTH FUND PERFORM OVER THE 12 MONTHS ENDED DECEMBER 31, 2006?

A: For the fiscal year ended December 31, 2006, the Fund's Class A shares returned 1.09%, Class B shares returned 0.34%, and Class C shares returned 0.27%. For the same period, the S&P 500(R) Index, a broad-based equity index, returned 15.78%; and Russell 3000(R) Growth Index, the Fund's style-specific benchmark, returned 9.46%. All performance figures assume reinvestment oF distributions and exclude the effect of sales charges. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE.


Q: HOW DID THE EQUITY MARKETS PERFORM DURING THE FUND'S FISCAL YEAR?

A: The equity markets enjoyed another positive year, which made 2006 the fourth consecutive year in which the broad market (as measured by the S&P 500(R) Index) was up. Remarkably, the S&P 500 has gained back much of what it lost during the bear market of 2001 and 2002. The reason, we believe, is corporate profitability. Pretax margins fell from a high of over 12% in the year 2000 to below 8% in 2001 and 2002. Since that time, U.S. corporations have right-sized their businesses and pretax margins climbed back up to 12% in 2006. To put this into context, corporate profitability has increased by approximately 50% in the span of four years, fueling a similar rise in profits.


Q: WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR?

A: The biggest detractor from performance for the fiscal year ended December 31, 2006 was stock selection in the financial, consumer discretionary and health care sectors. The biggest area of outperformance was in the industrials sector, which benefited from favorable stock selection in the small-cap area.

    Between the small- and large-cap segments of the portfolio, small-cap was the bigger contributor, adding approximately 4% in return with roughly 40% of the portfolio. The small caps were led by strong gains in Peoplesupport, Hansen Natural and J2 Global Communications. The largest detractor in the small-cap portion of the portfolio was WP Stewart.

    The Fund's large-cap holdings detracted from overall performance by roughly 1.75%, with approximately 60% of the portfolio. EBay, Yahoo and Urban Outfitters were the greatest hindrances to the Fund's large-cap performance.

   Overall, we continue to believe a 60%/40% split between the Fund's large- and small-cap allocations is appropriate, given the valuations of each asset class. This is the mid-point of our normal range.

                                                                    JANUARY 2007





THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS WILL BE REALIZED.

FOR DEFINITIONS OF INDEXES CITED AND CERTAIN INVESTMENT TERMS USED IN THIS REPORT, SEE THE GLOSSARY ON PAGE 3.

Phoenix All-Cap Growth Fund

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS 1                           PERIODS ENDING 12/31/06
--------------------------------------------------------------------------------

                                              1 YEAR      5 YEARS      10 YEARS
                                             --------     --------     ---------

    Class A Shares at NAV (2)                   1.09%       4.83%         4.20%
    Class A Shares at POP (3,4)                (4.73)       3.59          3.59

    Class B Shares at NAV (2)                   0.34        4.05          3.42
    Class B Shares with CDSC (4)               (3.26)       4.05          3.42

    Class C Shares at NAV (2)                   0.27        4.04          3.42
    Class C Shares with CDSC (4)                0.27        4.04          3.42

    S&P 500(R) Index                           15.78        6.19          8.44
    Russell 3000(R) Growth Index                9.46        3.02          5.34


ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. PLEASE VISIT PHOENIXFUNDS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

1 TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
2 "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.
3 "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 5.75% SALES CHARGE.
4 CDSC (CONTINGENT DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CERTAIN CLASSES OF SHARES THAT DO NOT HAVE A SALES CHARGE APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR CLASS B SHARES DECLINE FROM 5% TO 0% OVER A FIVE YEAR PERIOD. CDSC CHARGES FOR CERTAIN REDEMPTIONS OF CLASS A SHARES AND ALL REDEMPTIONS OF CLASS C SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.


--------------------------------------------------------------------------------
GROWTH OF $10,000                                           PERIODS ENDING 12/31
--------------------------------------------------------------------------------
This Growth of $10,000 chart assumes an initial investment of $10,000 made on 12/31/96 in Class A, Class B and Class C shares. The total return for Class A shares reflects the maximum sales charge of 5.75% on the initial investment. The total return for Class B shares reflects the CDSC charges which decline from 5% to 0% over a five year period. The total return for Class C shares reflects the CDSC charge which is 1% the first year and 0% thereafter. Performance assumes dividends and capital gain distributions are reinvested.



[GRAPH OMITTED]
EDGAR REPRESENTATION OF DATA FOLLOWS:

            Phoenix All Cap         Phoenix All Cap            Phoenix All Cap            Russell 3000[R]           S&P 500[R]
            Fund Class A            Fund Class B               Fund Class C               Growth Index              Index
12/31/96    $9,425                  $10,000                    $10,000                    $10,000                   $10,000
12/31/97    10,936                   11,513                     11,513                     12,874                    13,338
12/31/98    15,028                   15,701                     15,701                     17,382                    17,173
12/31/99    22,503                   23,338                     23,338                     23,262                    20,803
12/29/00    16,314                   16,788                     16,788                     18,047                    18,891
12/31/01    11,236                   11,477                     11,477                     14,505                    16,648
12/31/02     8,504                    8,617                      8,617                     10,439                    12,969
12/31/03    11,957                   12,031                     12,031                     13,672                    16,692
12/31/04    13,073                   13,059                     13,059                     14,619                    18,505
12/30/05    14,070                   13,952                     13,952                     15,375                    19,417
12/29/06    14,223                   14,000                     13,991                     16,829                    22,481


For information regarding the indexes, see the glossary on page 3.

Phoenix All-Cap Growth Fund


ABOUT YOUR FUND'S EXPENSES (UNAUDITED)
(FOR THE SIX-MONTH PERIOD OF JUNE 30, 2006 TO DECEMBER 31, 2006)
    We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the All-Cap Growth Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES
    The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
    The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
    Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

                        Beginning          Ending      Expenses Paid
All-Cap Growth Fund   Account Value    Account Value      During
      Class A         June 30, 2006  December 31, 2006    Period*
-------------------   -------------  ----------------- -------------
Actual                  $1,000.00        $1,052.60        $7.60

Hypothetical (5% return
   before expenses)      1,000.00         1,017.70         7.50

*EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 1.47%,
 WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS
 (184) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

                        Beginning          Ending      Expenses Paid
All-Cap Growth Fund   Account Value    Account Value      During
      Class B         June 30, 2006  December 31, 2006    Period*
-------------------   -------------  ----------------- -------------
Actual                  $1,000.00        $1,049.10       $11.47

Hypothetical (5% return
   before expenses)      1,000.00         1,013.87        11.34

*EXPENSES ARE EQUAL TO THE FUND'S CLASS B ANNUALIZED EXPENSE RATIO OF 2.22%,
 WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS
 (184) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

                        Beginning          Ending      Expenses Paid
All-Cap Growth Fund   Account Value    Account Value      During
      Class C         June 30, 2006  December 31, 2006    Period*
-------------------   -------------  ----------------- -------------
Actual                  $1,000.00        $1,048.40       $11.47

Hypothetical (5% return
   before expenses)      1,000.00         1,013.87        11.34

*EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF 2.22%,
 WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS
 (184) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

 YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS REFER TO THE PROSPECTUS.

Phoenix All-Cap Growth Fund

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS                                                       12/31/06
--------------------------------------------------------------------------------

As a percentage of total investments

[GRAPH OMITTED]
EDGAR REPRESENTATION OF DATA FOLLOWS:


Information Technology                   32%
Health Care                              14
Industrials                              13
Consumer Discretionary                    9
Consumer Staples                          8
Financials                                6
Telecommunication Services                2
Other (includes short-term investments)  16



                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2006

                                      SHARES      VALUE
                                      ------  -----------
DOMESTIC COMMON STOCKS--89.6%

AEROSPACE & DEFENSE--1.2%
United Technologies Corp...........   22,000  $ 1,375,440

AIR FREIGHT & LOGISTICS--2.7%
FedEx Corp. .......................   15,000    1,629,300
Pacer International, Inc.(e).......   50,000    1,488,500
                                              -----------
                                                3,117,800
                                              -----------

APPAREL RETAIL--1.4%
TJX Cos., Inc. (The)...............   55,000    1,568,600

APPLICATION SOFTWARE--1.3%
Adobe Systems, Inc.(b)(e)..........   36,000    1,480,320

ASSET MANAGEMENT & CUSTODY BANKS--1.9%
GAMCO Investors, Inc. Class A(e)...   55,000    2,115,300

AUTOMOTIVE RETAIL--1.1%
Advance Auto Parts, Inc.(e)........   35,000    1,244,600

BIOTECHNOLOGY--5.8%
Amgen, Inc.(b).....................   30,000    2,049,300
Genentech, Inc.(b).................   21,000    1,703,730
Genzyme Corp.(b)...................   23,000    1,416,340
Gilead Sciences, Inc.(b)...........   22,000    1,428,460
                                              -----------
                                                6,597,830
                                              -----------

CASINOS & GAMING--0.3%
Century Casinos, Inc.(b)(e)........   35,000      390,600
                                              -----------


                                      SHARES      VALUE
                                      ------  -----------
COMMUNICATIONS EQUIPMENT--5.2%
Cisco Systems, Inc.(b).............   64,000  $ 1,749,120
Corning, Inc.(b)...................   73,000    1,365,830
Qualcomm, Inc. ....................   32,000    1,209,280
SafeNet, Inc.(b)(e)................   65,000    1,556,100
                                              -----------
                                                5,880,330
                                              -----------

COMPUTER & ELECTRONICS RETAIL--0.9%
Circuit City Stores, Inc.(e).......   54,000    1,024,920
                                              -----------

COMPUTER HARDWARE--5.7%
Apple Computer, Inc.(b)............   21,000    1,781,640
Avid Technology, Inc.(b)(e)........   45,000    1,676,700
Hewlett-Packard Co. ...............   36,000    1,482,840
Stratasys, Inc.(b)(e)..............   50,000    1,570,500
                                              -----------
                                                6,511,680
                                              -----------

CONSUMER FINANCE--1.1%
American Express Co. ..............   20,000    1,213,400
                                              -----------

DATA PROCESSING & OUTSOURCED SERVICES--2.7%
MasterCard, Inc. Class A(e)........   17,000    1,674,330
Western Union Co. (The)............   64,000    1,434,880
                                              -----------
                                                3,109,210
                                              -----------

DIVERSIFIED BANKS--1.3%
Wells Fargo & Co. .................   42,000    1,493,520

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--1.9%
Advisory Board Co. (The)(b)(e).....   40,000    2,141,600



                        See Notes to Financial Statements

Phoenix All-Cap Growth Fund


                                      SHARES      VALUE
                                      ------  -----------
DRUG RETAIL--2.0%
Walgreen Co. ......................   50,000  $ 2,294,500

ELECTRONIC EQUIPMENT MANUFACTURERS--0.9%
Agilent Technologies, Inc.(b)......   28,000      975,800

FOOD RETAIL--1.2%
Whole Foods Market, Inc.(e)........   28,000    1,314,040

GENERAL MERCHANDISE STORES--1.4%
Target Corp. ......................   28,000    1,597,400

HEALTH CARE EQUIPMENT--3.5%
Medtronic, Inc.(e).................   39,000    2,086,890
Quidel Corp.(b)(e).................  140,000    1,906,800
                                              -----------
                                                3,993,690
                                              -----------

HEALTH CARE SERVICES--0.3%
Health Grades, Inc.(b).............   75,000      336,750

HEALTH CARE SUPPLIES--1.4%
Immucor, Inc.(b)...................   55,000    1,607,650

HOME ENTERTAINMENT SOFTWARE--1.1%
Electronic Arts, Inc.(b)(e)........   26,000    1,309,360

HOUSEHOLD PRODUCTS--1.1%
Colgate-Palmolive Co. .............   20,000    1,304,800

HUMAN RESOURCES & EMPLOYMENT SERVICES--3.7%
Monster Worldwide, Inc.(b).........   39,000    1,818,960
Resources Connection, Inc.(b)(e)...   75,000    2,388,000
                                              -----------
                                                4,206,960
                                              -----------

INDUSTRIAL MACHINERY--1.3%
Harsco Corp. ......................   19,000    1,445,900

INTERNET SOFTWARE & SERVICES--5.8%
CNET Networks, Inc.(b)(e)..........   90,000      818,100
Internet Capital Group, Inc.(b)(e).   35,000      359,100
j2 Global Communications,
Inc.(b)(e) ........................  120,000    3,270,000
Websense, Inc.(b)(e)...............   15,000      342,450
Yahoo!, Inc.(b)....................   71,000    1,813,340
                                              -----------
                                                6,602,990
                                              -----------

INVESTMENT BANKING & BROKERAGE--1.3%
Merrill Lynch & Co., Inc. .........   16,000    1,489,600

LEISURE FACILITIES--1.1%
Life Time Fitness, Inc.(b)(e)......   25,000    1,212,750

LEISURE PRODUCTS--0.8%
Polaris Industries, Inc.(e)........   20,000      936,600


                                      SHARES      VALUE
                                      ------  -----------
LIFE SCIENCES TOOLS & SERVICES--0.5%
Nektar Therapeutics(b)(e)..........   40,000  $   608,400

MOVIES & ENTERTAINMENT--1.8%
Walt Disney Co. (The)..............   61,000    2,090,470

OFFICE SERVICES & SUPPLIES--2.7%
PeopleSupport, Inc.(b)(e)..........  145,000    3,052,250

PACKAGED FOODS & MEATS--1.3%
Wrigley (Wm.) Jr. Co.(e)...........   28,000    1,448,160

PHARMACEUTICALS--5.1%
Abbott Laboratories................   29,000    1,412,590
Johnson & Johnson..................   23,000    1,518,460
MGI Pharma, Inc.(b)(e).............   30,000      552,300
Sepracor, Inc.(b)(e)...............   15,000      923,700
Wyeth..............................   28,000    1,425,760
                                              -----------
                                                5,832,810
                                              -----------

REGIONAL BANKS--0.6%
Commerce Bancorp, Inc.(e)..........   18,000      634,860

SEMICONDUCTOR EQUIPMENT--0.9%
KLA-Tencor Corp.(e)................   21,000    1,044,750

SEMICONDUCTORS--7.6%
Broadcom Corp. Class A(b)..........   41,000    1,324,710
Intel Corp. .......................   84,000    1,701,000
Mindspeed Technologies, Inc.(b)(e).  575,000    1,098,250
ON Semiconductor Corp.(b)(e).......  400,000    3,028,000
Texas Instruments, Inc. ...........   54,000    1,555,200
                                              -----------
                                                8,707,160
                                              -----------

SOFT DRINKS--3.6%
Hansen Natural Corp.(b)(e).........   70,000    2,357,600
PepsiCo, Inc. .....................   28,000    1,751,400
                                              -----------
                                                4,109,000
                                              -----------

SPECIALTY STORES--1.6%
Staples, Inc. .....................   69,000    1,842,300

THRIFTS & MORTGAGE FINANCE--0.9%
Federal Agricultural Mortgage
Corp. Class C .....................   40,000    1,085,200

TRADING COMPANIES & DISTRIBUTORS--0.4%
TransDigm Group, Inc.(b)...........   16,600      440,066

WIRELESS TELECOMMUNICATION SERVICES--1.2%
American Tower Corp. Class A(b)....   38,000    1,416,640
---------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $79,505,287)                 102,206,006
---------------------------------------------------------




                        See Notes to Financial Statements

Phoenix All-Cap Growth Fund

                                      SHARES     VALUE
                                      ------  -----------
FOREIGN COMMON STOCKS(c)--8.9%

APPLICATION SOFTWARE--1.2%
SAP AG Sponsored ADR (Germany).....   26,000  $ 1,380,600

HEAVY ELECTRICAL EQUIPMENT--1.1%
ABB Ltd. Sponsored ADR
(Switzerland) .....................   70,000    1,258,600

SEMICONDUCTORS--5.1%
ARM Holdings plc Sponsored ADR (United
Kingdom)...........................  435,000    3,175,500
O2Micro International Ltd. Sponsored ADR
(Taiwan)(b)(e).....................  305,000    2,607,750
                                              -----------
                                                5,783,250
                                              -----------

WIRELESS TELECOMMUNICATION SERVICES--1.5%
America Movil S.A.B. de C.V. ADR Series L
(Mexico)...........................   39,000    1,763,581
---------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $7,722,941)                   10,186,031
---------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--98.5%
(IDENTIFIED COST $87,228,228)                 112,392,037
---------------------------------------------------------

SHORT-TERM INVESTMENTS--21.8%

MONEY MARKET MUTUAL FUNDS--19.7%
State Street Navigator Prime Plus
(5.32% seven day effective
yield)(d) ........................22,474,272   22,474,272


                                       PAR
                                      VALUE
                                      (000)      VALUE
                                      ------  -----------
FEDERAL AGENCY SECURITIES(f)--2.1%
FHLB 4.80%, 1/3/07.................   $2,325  $ 2,324,380
---------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $24,798,652)                  24,798,652
---------------------------------------------------------

TOTAL INVESTMENTS--120.3%
(IDENTIFIED COST $112,026,880)                137,190,689(a)

Other assets and liabilities, net--(20.3)%    (23,183,980)
                                             ------------
NET ASSETS--100.0%                           $114,006,709
                                             ============




(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $26,958,086 and gross depreciation of $1,794,277 for federal income tax purposes. At December 31, 2006, the aggregate cost of securities for federal income tax purposes was $112,026,880.
(b) Non-income producing.
(c) A common stock is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements.
(d) Represents security purchased with cash collateral received for securities on loan.
(e) All or a portion of security is on loan.
(f) The rate shown is the discount rate.


                        See Notes to Financial Statements

Phoenix All-Cap Growth Fund


                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006

   ASSETS
   Investment securities at value,
      including $21,453,174 of securities
      on loan (Identified cost
      $112,026,880)                          $137,190,689
   Cash                                               162
   Receivables
     Dividends                                     48,352
     Fund shares sold                              11,989
     Tax reclaims                                   2,226
   Other assets                                    24,433
   Prepaid expenses                                20,685
                                             ------------
        Total assets                          137,298,536
                                             ------------
   LIABILITIES
   Payables
     Fund shares repurchased                      557,519
     Upon return of securities loaned          22,474,272
     Investment advisory fee                       83,607
     Transfer agent fee                            47,715
     Distribution and service fees                 34,099
     Administration fee                            16,849
     Trustee deferred compensation plan            24,433
     Trustees' fee                                  1,251
     Other accrued expenses                        52,082
                                             ------------
        Total liabilities                      23,291,827
                                             ------------
   NET ASSETS                                $114,006,709
                                             ============
   NET ASSETS CONSIST OF:
   Capital paid in on shares of
      beneficial interest                    $ 86,234,362
   Accumulated net investment loss                   (719)
   Accumulated net realized gain                2,609,257
   Net unrealized appreciation                 25,163,809
                                             ------------
   NET ASSETS                                $114,006,709
                                             ============
   CLASS A
   Shares of beneficial interest outstanding,
      no par value, unlimited authorization
      (Net Assets $99,699,427)                  6,453,660
   Net asset value per share                       $15.45
   Offering price per share $15.45/(1-5.75%)       $16.39

   CLASS B
   Shares of beneficial interest outstanding,
      no par value, unlimited authorization
      (Net Assets $6,798,131)                     516,697
   Net asset value and offering price per share    $13.16

   CLASS C
   Shares of beneficial interest outstanding,
      no par value, unlimited authorization
      (Net Assets $7,509,151)                     570,958

   Net asset value and offering price per share    $13.15




                             STATEMENT OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2006

   INVESTMENT INCOME
   Dividends                                   $  904,450
   Security lending                               128,649
   Interest                                        89,576
   Foreign taxes withheld                         (10,787)
                                               ----------
        Total investment income                 1,111,888
                                               ----------
   EXPENSES
   Investment advisory fee                      1,133,741
   Service fees, Class A                          294,942
   Distribution and service fees, Class B          84,892
   Distribution and service fees, Class C          90,013
   Financial agent fee                             54,055
   Administration fee                              54,303
   Transfer agent                                 269,756
   Printing                                        65,865
   Professional                                    29,021
   Trustees                                        24,211
   Custodian                                       20,132
   Registration                                    12,922
   Miscellaneous                                   27,087
                                               ----------
        Total expenses                          2,160,940
   Custodian fees paid indirectly                    (183)
                                               ----------
        Net expenses                            2,160,757
                                               ----------
   NET INVESTMENT INCOME (LOSS)                (1,048,869)
                                               ----------
   NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on investments     10,976,954
   Net change in unrealized appreciation
      (depreciation) on investments            (9,589,074)
                                               ----------
   NET GAIN (LOSS) ON INVESTMENTS               1,387,880
                                               ----------
   NET INCREASE (DECREASE) IN NET ASSETS
      RESULTING FROM OPERATIONS                $  339,011
                                               ==========



                        See Notes to Financial Statements

PHOENIX ALL-CAP GROWTH FUND




STATEMENT OF CHANGES IN NET ASSETS

                                                                                              Year Ended           Year Ended
                                                                                           December 31, 2006   December 31, 2005
                                                                                           -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                                                          $   (1,048,869)       $ (1,372,422)
     Net realized gain (loss)                                                                  10,976,954          25,626,231
     Net change in unrealized appreciation (depreciation)                                      (9,589,074)        (13,647,761)
                                                                                             ------------        ------------
     INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                  339,011         (10,606,048)
                                                                                             ------------        ------------
   FROM DISTRIBUTIONS TO SHAREHOLDERS
     Net realized long-term gains, Class A                                                     (9,398,014)         (7,970,602)
     Net realized long-term gains, Class B                                                       (754,984)           (689,768)
     Net realized long-term gains, Class C                                                       (821,786)           (690,070)
                                                                                             ------------        ------------
     DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                (10,974,784)         (9,350,440)
                                                                                             ------------        ------------
   FROM SHARE TRANSACTIONS
   CLASS A
     Proceeds from sales of shares (412,719 and 506,316 shares, respectively)                   6,774,112           8,396,541
     Net asset value of shares issued from reinvestment of distributions
       (460,815 and 309,303 shares, respectively)                                               7,103,001           5,242,695
     Cost of shares repurchased (2,534,156 and 2,906,208 shares, respectively)                (41,118,178)        (47,663,034)
                                                                                             ------------        ------------
   Total                                                                                      (27,241,065)        (34,023,798)
                                                                                             ------------        ------------
   CLASS B
     Proceeds from sales of shares (83,810 and 140,466 shares, respectively)                    1,217,144           2,083,714
     Net asset value of shares issued from reinvestment of distributions
       (46,661 and 32,551 shares, respectively)                                                   615,783             480,451
     Cost of shares repurchased (331,895 and 298,034 shares, respectively)                     (4,715,633)         (4,271,803)
                                                                                             ------------        ------------
   Total                                                                                       (2,882,706)         (1,707,638)
                                                                                             ------------        ------------
   CLASS C
     Proceeds from sales of shares (59,280 and 50,062 shares, respectively)                       832,746             740,690
     Net asset value of shares issued from reinvestment of distributions
       (38,410 and 23,799 shares, respectively)                                                   507,324             351,272
     Cost of shares repurchased (233,291 and 245,520 shares, respectively)                     (3,286,405)         (3,547,113)
                                                                                             ------------        ------------
   Total                                                                                       (1,946,335)         (2,455,151)
                                                                                             ------------        ------------
     INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                (32,070,106)        (38,186,587)
                                                                                             ------------        ------------
     NET INCREASE (DECREASE) IN NET ASSETS                                                    (42,705,879)        (36,930,979)

   NET ASSETS
     Beginning of period                                                                      156,712,588         193,643,567
                                                                                             ------------        ------------
     END OF PERIOD (INCLUDING ACCUMULATED NET INVESTMENT LOSS AND UNDISTRIBUTED
        NET INVESTMENT INCOME OF $(719) AND $0, RESPECTIVELY)                                $114,006,709        $156,712,588
                                                                                             ============        ============


                        See Notes to Financial Statements

Phoenix All-Cap Growth Fund


                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                               CLASS A
                                                       ------------------------------------------------------
                                                                       YEAR ENDED DECEMBER 31,
                                                       ------------------------------------------------------
                                                          2006      2005        2004        2003       2002
   Net asset value, beginning of period                  $16.75     $16.51     $15.10     $10.74     $14.19
   INCOME FROM INVESTMENT OPERATIONS
     Net investment income (loss)(1)                      (0.11)     (0.12)     (0.05)     (0.11)     (0.10)
     Net realized and unrealized gain (loss)               0.26       1.39       1.46       4.47      (3.35)
                                                         ------     ------     ------     ------     ------
        TOTAL FROM INVESTMENT OPERATIONS                   0.15       1.27       1.41       4.36      (3.45)
                                                         ------     ------     ------     ------     ------
   LESS DISTRIBUTIONS
     Distributions from net realized gains                (1.45)     (1.03)        --         --         --
                                                         ------     ------     ------     ------     ------
        TOTAL DISTRIBUTIONS                               (1.45)     (1.03)        --         --         --
                                                         ------     ------     ------     ------     ------
   Change in net asset value                              (1.30)      0.24       1.41       4.36      (3.45)
                                                         ------     ------     ------     ------     ------
   NET ASSET VALUE, END OF PERIOD                        $15.45     $16.75     $16.51     $15.10     $10.74
                                                         ======     ======     ======     ======     ======
   Total return(2)                                         1.09 %     7.62 %     9.34 %    40.60 %   (24.31)%

   RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)                $99,699   $135,930   $168,498   $185,964   $147,074

   RATIO TO AVERAGE NET ASSETS OF:
     Net operating expenses                                1.50 %     1.46 %     1.43 %     1.48 %     1.47 %
     Net investment income (loss)                         (0.68)%    (0.73)%    (0.32)%    (0.87)%    (0.80)%
     Portfolio turnover                                      73 %       69 %       47 %       42 %       84 %







(1) Computed using average shares outstanding.
(2) Sales charges are not reflected in the total return calculation.


                        See Notes to Financial Statements

Phoenix All-Cap Growth Fund


                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                               CLASS B
                                                       ------------------------------------------------------
                                                                       YEAR ENDED DECEMBER 31,
                                                       ------------------------------------------------------
                                                          2006      2005        2004        2003       2002

   Net asset value, beginning of period                  $14.59     $14.61     $13.46     $ 9.64     $12.84
   INCOME FROM INVESTMENT OPERATIONS
     Net investment income (loss)(1)                      (0.20)     (0.22)     (0.15)     (0.18)     (0.17)
     Net realized and unrealized gain (loss)               0.22       1.23       1.30       4.00      (3.03)
                                                         ------     ------     ------     ------     ------
        TOTAL FROM INVESTMENT OPERATIONS                   0.02       1.01       1.15       3.82      (3.20)
                                                         ------     ------     ------     ------     ------
   LESS DISTRIBUTIONS
     Distributions from net realized gains                (1.45)     (1.03)        --         --         --
                                                         ------     ------     ------     ------     ------
        TOTAL DISTRIBUTIONS                               (1.45)     (1.03)        --         --         --
                                                         ------     ------     ------     ------     ------
   Change in net asset value                              (1.43)     (0.02)      1.15       3.82      (3.20)
                                                         ------     ------     ------     ------     ------
   NET ASSET VALUE, END OF PERIOD                        $13.16     $14.59     $14.61     $13.46     $ 9.64
                                                         ======     ======     ======     ======     ======
   Total return(2)                                         0.34 %     6.84 %     8.54 %    39.63 %   (24.92)%

   RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)                 $6,798    $10,476    $12,316    $15,635    $15,407
   RATIO TO AVERAGE NET ASSETS OF:
     Net operating expenses                                2.25 %     2.21 %     2.18 %     2.23 %     2.22 %
     Net investment income (loss)                         (1.43)%    (1.48)%    (1.10)%    (1.62)%    (1.55)%
   Portfolio turnover                                        73 %       69 %       47 %       42 %       84 %


                                                                              CLASS C
                                                       ------------------------------------------------------
                                                                      YEAR ENDED DECEMBER 31,
                                                       ------------------------------------------------------
                                                          2006       2005       2004       2003       2002
   Net asset value, beginning of period                  $14.59     $14.61     $13.46     $ 9.64     $12.84
   INCOME FROM INVESTMENT OPERATIONS
     Net investment income (loss)(1)                      (0.20)     (0.22)     (0.15)     (0.19)     (0.17)
     Net realized and unrealized gain (loss)               0.21       1.23       1.30       4.01      (3.03)
                                                         ------     ------     ------     ------     ------
        TOTAL FROM INVESTMENT OPERATIONS                   0.01       1.01       1.15       3.82      (3.20)
                                                         ------     ------     ------     ------     ------
   LESS DISTRIBUTIONS
     Distributions from net realized gains                (1.45)     (1.03)        --         --         --
                                                         ------     ------     ------     ------     ------
        TOTAL DISTRIBUTIONS                               (1.45)     (1.03)        --         --         --
                                                         ------     ------     ------     ------     ------
   Change in net asset value                              (1.44)     (0.02)      1.15       3.82      (3.20)
                                                         ------     ------     ------     ------     ------
   NET ASSET VALUE, END OF PERIOD                        $13.15     $14.59     $14.61     $13.46     $ 9.64
                                                         ======     ======     ======     ======     ======
   Total return(2)                                         0.27 %     6.84 %     8.54 %    39.63 %   (24.92)%

   RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (thousands)               $7,509    $10,307    $12,830    $14,748    $12,525

   RATIO TO AVERAGE NET ASSETS OF:
     Net operating expenses                                2.25 %     2.21 %     2.18 %     2.23 %     2.22 %
     Net investment income (loss)                         (1.43)%    (1.48)%    (1.09)%    (1.62)%    (1.55)%
   Portfolio turnover                                        73 %       69 %       47 %       42 %       84 %









(1) Computed using average shares outstanding.
(2) Sales charges are not reflected in the total return calculation.


                        See Notes to Financial Statements

PHOENIX NIFTY FIFTY FUND


A DISCUSSION WITH THE FUND'S PORTFOLIO MANAGEMENT TEAM


Q: HOW DID THE PHOENIX NIFTY FIFTY FUND PERFORM FOR ITS FISCAL YEAR ENDED DECEMBER 31, 2006?

A: For the fiscal year ended December 31, 2006, the Fund's Class A shares returned (1.48)%, Class B shares returned (2.19)%, and Class C shares returned (2.19)%. For the same period, the S&P 500(R) Index, a broad-based equity index, returned 15.78%; and Russell 1000(R) Growth Index, the Fund's style-specific benchmark, returned 9.07%. All performance figures assume reinvestment of distributions and exclude the effect of sales charges. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE.


Q: HOW DID THE EQUITY MARKETS PERFORM DURING THE FUND'S FISCAL YEAR?

A: After a volatile start, most equity indexes finished the year squarely in positive territory. Several factors led to broad-based advances in the equity markets in 2006. These included the end of the Federal Reserve's (Fed's) tightening cycle, benign inflation readings, a sell-off in crude oil at the end of the year, and another year of strong corporate profit growth.

         Over the course of the year, almost $600 billion in supply was removed from the market via leveraged buyouts (LBO's) and share repurchases, helping to push prices higher. This bullish technical factor kept the bias to the upside as we headed into 2007, despite a moderating profit outlook.

         From a style perspective, value stocks again beat their growth counterparts, and small caps outpaced their large-cap brethren. Value stocks have now outperformed for an almost unprecedented seven consecutive years. With growth stock valuation premiums well below average and with the market now digesting lower forecasted growth rates, we anticipate a shift in sentiment back to the growth style. Historically, growth stocks have performed well in a moderating growth environment.


Q: WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR?

A: The year was characterized by tight valuation spreads, a lack of sector leadership, mutual fund outflows, low-quality stock outperformance, growth stock multiple contraction, and a frenzy of private equity speculation. Everyone was fair game in the buyout talks from large-cap industry stalwarts to small- and micro-cap newcomers. Often, this led to a disconnect between fundamentals and stock prices.

         Most sectors within the equity markets experienced a negative correlation between earnings growth and valuation multiples, creating a tough backdrop for profit-oriented managers like ourselves. The environment also proved challenging for fundamentally based active managers, with the majority of large-, mid- and small-cap managers trailing their benchmarks for the quarter and the year.

         The Fund underperformed both the S&P 500(R) Index and the Russell 1000(R) Growth Index for the year. On balance, our overweight positioning in the technology and health care sectors, and our corresponding underweight positioning in the energy sector negatively impacted performance. We currently view stocks as cheap versus bonds and real estate -- relative to historical averages -- and we continue to see greater opportunities in growth stocks over value issues in this environment.

         Finally, we believe that price/earnings (P/E) multiples may be poised to expand as we exit the Fed tightening phase. It appears to us that global economic data point neither to imminent inflation nor to recession, but we acknowledge that both warrant continued monitoring.
                                                                    JANUARY 2007













THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS WILL BE REALIZED.

FOR DEFINITIONS OF INDEXES CITED AND CERTAIN INVESTMENT TERMS USED IN THIS REPORT, SEE THE GLOSSARY ON PAGE 3.

Phoenix Nifty Fifty Fund


--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS 1                           PERIODS ENDING 12/31/06
--------------------------------------------------------------------------------

                                              1 YEAR      5 YEARS      10 YEARS
                                             --------    ---------    ----------
       Class A Shares at NAV (2)              (1.48)%      (0.88)%       0.45%
       Class A Shares at POP (3, 4)           (7.15)       (2.05)       (0.14)
       Class B Shares at NAV (2)              (2.19)       (1.62)       (0.30)
       Class B Shares with CDSC (4)           (6.11)       (1.62)       (0.30)
       Class C Shares at NAV (2)              (2.19)       (1.62)       (0.30)
       Class C Shares with CDSC (4)           (2.19)       (1.62)       (0.30)
       S&P 500(R) Index                       15.78         6.19         8.44
       Russell 1000(R) Growth Index            9.07         2.69         5.44


ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE
RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. PLEASE VISIT PHOENIXFUNDS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

1 TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
2 "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.
3 "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 5.75% SALES CHARGE.
4 CDSC (CONTINGENT DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CERTAIN CLASSES OF SHARES THAT DO NOT HAVE A SALES CHARGE APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR CLASS B SHARES DECLINE FROM 5% TO 0% OVER A FIVE YEAR PERIOD. CDSC CHARGES FOR CERTAIN REDEMPTIONS OF CLASS A SHARES AND ALL REDEMPTIONS OF CLASS C SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.


--------------------------------------------------------------------------------
GROWTH OF $10,000                                           PERIODS ENDING 12/31
--------------------------------------------------------------------------------
This Growth of $10,000 chart assumes an initial investment of $10,000 made on 12/31/96 in Class A, Class B and Class C shares. The total return for Class A shares reflects the maximum sales charge of 5.75% on the initial investment. The total return for Class B shares reflects the CDSC charges which decline from 5% to 0% over a five year period. The total return for Class C shares reflects the CDSC charge which is 1% the first year and 0% thereafter. Performance assumes dividends and capital gain distributions are reinvested.

[GRAPH OMITTED]
EDGAR REPRESENTATION OF DATA FOLLOWS:

           Phoenix Nifty Fifty       Phoenix Nifty Fifty        Phoenix Nifty Fifty          Russell 1000[R]            S&P 500[R]
           Fund Class A              Fund Class B               Fund Class C                 Growth Index               Index
12/31/96   $9,425                    $10,000                    $10,000                      $10,000                    $10,000
12/31/97   11,237                     11,833                     11,833                       13,049                     13,338
12/31/98   15,185                     15,873                     15,873                       18,099                     17,173
12/31/99   20,116                     20,868                     20,869                       24,101                     20,803
12/29/00   16,343                     16,832                     16,827                       18,697                     18,891
12/31/01   10,302                     10,529                     10,529                       14,878                     16,648
12/31/02    6,969                      7,070                      7,071                       10,730                     12,969
12/31/03    9,159                      9,217                      9,218                       13,922                     16,692
12/31/04    9,641                      9,629                      9,629                       14,799                     18,505
12/30/05   10,006                      9,923                      9,924                       15,577                     19,417
12/29/06    9,858                      9,705                      9,706                       16,991                     22,481


For information regarding the indexes, see the glossary on page 3.

Phoenix Nifty Fifty Fund

ABOUT YOUR FUND'S EXPENSES (UNAUDITED)
(FOR THE SIX-MONTH PERIOD OF JUNE 30, 2006 TO DECEMBER 31, 2006)
    We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Nifty Fifty Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES
    The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
    The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
    Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.


                              Beginning         Ending       Expenses Paid
    Nifty Fifty Fund        Account Value    Account Value      During
         Class A            June 30, 2006  December 31, 2006    Period*
-----------------------    --------------  ----------------- -------------
Actual                      $1,000.00          $1,055.50         $9.60
Hypothetical (5% return
   before expenses)          1,000.00           1,015.75          9.46

*EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 1.85%,
 WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS
 (184) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

                              Beginning         Ending       Expenses Paid
    Nifty Fifty Fund        Account Value    Account Value      During
         Class B            June 30, 2006  December 31, 2006    Period*
-----------------------    --------------  ----------------- -------------
Actual                      $1,000.00          $1,051.60        $13.45
Hypothetical (5% return
   before expenses)          1,000.00           1,011.93         13.27

*EXPENSES ARE EQUAL TO THE FUND'S CLASS B ANNUALIZED EXPENSE RATIO OF 2.60%,
 WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS
 (184) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

                              Beginning         Ending       Expenses Paid
    Nifty Fifty Fund        Account Value    Account Value      During
         Class C            June 30, 2006  December 31, 2006    Period*
-----------------------    --------------  ----------------- -------------
Actual                      $1,000.00          $1,052.30        $13.48
Hypothetical (5% return
    before expenses)         1,000.00           1,011.91         13.30

*EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF 2.61%,
 WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS
 (184) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

 YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS REFER TO THE PROSPECTUS.

Phoenix Nifty Fifty Fund


--------------------------------------------------------------------------------
SECTOR WEIGHTINGS                                                       12/31/06
--------------------------------------------------------------------------------

As a percentage of total investments

[GRAPH OMITTED]
EDGAR REPRESENTATION OF DATA FOLLOWS:

Information Technology                   35%
Health Care                              17
Consumer Discretionary                   14
Industrials                              14
Consumer Staples                          8
Financials                                7
Telecommunication Services                5



                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2006

                                       SHARES     VALUE
                                       ------  -----------
DOMESTIC COMMON STOCKS--92.8%

AEROSPACE & DEFENSE--2.2%
United Technologies Corp...........   14,000  $   875,280

AIR FREIGHT & LOGISTICS--2.1%
FedEx Corp.........................    7,500      814,650

APPLICATION SOFTWARE--2.0%
Adobe Systems, Inc.(b).............   19,400      797,728

BIOTECHNOLOGY--7.8%
Genentech, Inc.(b).................   15,100    1,225,063
Genzyme Corp.(b)...................   18,200    1,120,756
Gilead Sciences, Inc.(b)...........   11,300      733,709
                                              -----------
                                                3,079,528
                                              -----------

COMMUNICATIONS EQUIPMENT--5.6%
Cisco Systems, Inc.(b).............   45,048    1,231,162
Qualcomm, Inc......................   26,000      982,540
                                              -----------
                                                2,213,702
                                              -----------

COMPUTER & ELECTRONICS RETAIL--1.7%
Circuit City Stores, Inc...........   34,900      662,402

COMPUTER HARDWARE--3.1%
Apple Computer, Inc.(b)............   14,500    1,230,180

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--2.6%
Deere & Co.........................   10,700    1,017,249

CONSUMER FINANCE--2.5%
SLM Corp...........................   19,900      970,523


                                       SHARES     VALUE
                                       ------  -----------
DATA PROCESSING & OUTSOURCED SERVICES--4.7%
MasterCard, Inc. Class A...........   10,700  $ 1,053,843
Paychex, Inc.......................   19,900      786,846
                                              -----------
                                                1,840,689
                                              -----------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--2.5%
Corporate Executive Board Co. (The)   11,200      982,240

DRUG RETAIL--2.1%
Walgreen Co........................   17,700      812,253

FOOD RETAIL--1.9%
Whole Foods Market, Inc............   16,100      755,573

GENERAL MERCHANDISE STORES--2.6%
Target Corp........................   18,000    1,026,900

HEALTH CARE EQUIPMENT--3.2%
Medtronic, Inc.....................   23,700    1,268,187

HOME ENTERTAINMENT SOFTWARE--2.3%
Electronic Arts, Inc.(b)...........   17,600      886,336

HOME IMPROVEMENT RETAIL--2.6%
Lowe's Cos., Inc...................   32,400    1,009,260

HOUSEHOLD PRODUCTS--2.4%
Colgate-Palmolive Co...............   14,300      932,932

HUMAN RESOURCES & EMPLOYMENT SERVICES--3.0%
Monster Worldwide, Inc.(b).........   25,700    1,198,648

INDUSTRIAL MACHINERY--1.1%
Illinois Tool Works, Inc...........    9,400      434,186



                        See Notes to Financial Statements

Phoenix Nifty Fifty Fund


                                       SHARES     VALUE
                                       ------  -----------
INTERNET SOFTWARE & SERVICES--5.3%
eBay, Inc.(b)......................   31,500  $   947,205
Yahoo!, Inc.(b)....................   43,900    1,121,206
                                              -----------
                                                2,068,411
                                              -----------

INVESTMENT BANKING & BROKERAGE--3.5%
Morgan Stanley.....................   16,800    1,368,024

MOVIES & ENTERTAINMENT--2.6%
Walt Disney Co. (The)..............   29,400    1,007,538

PHARMACEUTICALS--4.5%
Johnson & Johnson..................   13,200      871,464
Wyeth..............................   17,800      906,376
                                              -----------
                                                1,777,840
                                              -----------

REGIONAL BANKS--1.3%
Commerce Bancorp, Inc..............   15,000      529,050

RESTAURANTS--2.0%
Starbucks Corp.(b).................   22,600      800,492

SEMICONDUCTORS--8.9%
Intel Corp.........................   39,300      795,825
Maxim Integrated Products, Inc.....   29,400      900,228
Texas Instruments, Inc.............   31,500      907,200
Xilinx, Inc........................   38,400      914,304
                                              -----------
                                                3,517,557
                                              -----------

SOFT DRINKS--2.2%
PepsiCo, Inc.......................   13,700      856,935

SPECIALTY STORES--2.2%
Staples, Inc.......................   32,000      854,400

WIRELESS TELECOMMUNICATION SERVICES--2.3%
American Tower Corp. Class A(b)....   24,500      913,360
---------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $29,429,918)                  36,502,053
---------------------------------------------------------



                                       SHARES     VALUE
                                       ------  -----------
FOREIGN COMMON STOCKS(c)--7.1%

APPLICATION SOFTWARE--3.0%
SAP AG Sponsored ADR (Germany).....   22,400  $ 1,189,440

PHARMACEUTICALS--1.4%
Teva Pharmaceutical Industries Ltd.
Sponsored ADR (United States)......   17,900      556,332

WIRELESS TELECOMMUNICATION SERVICES--2.7%
America Movil S.A.B. de C.V. ADR Series L
(Mexico)...........................   23,500    1,062,670
---------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $2,246,708)                    2,808,442
---------------------------------------------------------

TOTAL INVESTMENTS--99.9%
(IDENTIFIED COST $31,676,626)                  39,310,495(a)

Other assets and liabilities, net--0.1%            31,310
                                              -----------
NET ASSETS--100.0%                            $39,341,805
                                              ===========











(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $9,094,338 and gross depreciation of $1,487,234 for federal income tax purposes. At December 31, 2006, the aggregate cost of securities for federal income tax purposes was $31,703,391.

(b) Non-income producing.

(c) A common stock is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements.



                        See Notes to Financial Statements

PHOENIX NIFTY FIFTY FUND



               STATEMENT OF ASSETS AND LIABILITIES
                       DECEMBER 31, 2006

   ASSETS
   Investment securities at value
      (Identified cost $31,676,626)          $ 39,310,495
   Cash                                            14,434
   Receivables
     Investment securities sold                   342,316
     Dividends                                     26,399
     Fund shares sold                                 749
     Tax reclaims                                     559
   Prepaid expenses                                17,625
   Other assets                                     8,805
                                             ------------
        Total assets                           39,721,382
                                             ------------
   LIABILITIES
   Payables
     Fund shares repurchased                      245,921
     Investment advisory fee                       39,417
     Transfer agent fee                            31,071
     Professional fee                              23,378
     Distribution and service fees                 15,165
     Administration fee                             5,907
     Trustee deferred compensation plan             8,805
     Trustees' fee                                    447
     Other accrued expenses                         9,466
                                             ------------
        Total liabilities                         379,577
                                             ------------
   NET ASSETS                                $ 39,341,805
                                             ============
   NET ASSETS CONSIST OF:
   Capital paid in on shares of
        beneficial interest                  $101,049,705
   Accumulated net investment loss                   (633)
   Accumulated net realized loss              (69,341,136)
   Net unrealized appreciation                  7,633,869
                                             ------------
   NET ASSETS                                $ 39,341,805
                                             ============
   CLASS A
     Shares of beneficial interest
        outstanding, no par value,
        unlimited authorization
        (Net Assets $29,477,590)                1,582,491
     Net asset value per share                     $18.63
     Offering price per share $18.63/(1-5.75%)     $19.77

   CLASS B
     Shares of beneficial interest
        outstanding, no par value,
        unlimited authorization
        (Net Assets $4,824,841)                   292,458
     Net asset value and offering
        price per share                            $16.50

   CLASS C
     Shares of beneficial interest
        outstanding, no par value,
        unlimited authorization
        (Net Assets $5,039,374)                  305,508
     Net asset value and offering
        price per share                           $16.50



                   STATEMENT OF OPERATIONS
                YEAR ENDED DECEMBER 31, 2006

   INVESTMENT INCOME
   Dividends                                  $   395,661
   Interest                                       101,205
   Foreign taxes withheld                          (2,811)
                                              -----------
        Total investment income                   494,055
                                              -----------
   EXPENSES
   Investment advisory fee                        444,926
   Service fees, Class A                           94,450
   Distribution and service fees, Class B          61,476
   Distribution and service fees, Class C          59,220
   Financial agent fee                             28,501
   Administration fee                              19,274
   Transfer agent                                 179,603
   Professional                                    42,136
   Printing                                        34,725
   Registration                                    31,625
   Trustees                                        18,718
   Custodian                                       10,878
   Miscellaneous                                   14,544
                                              -----------
        Total expenses                          1,040,076
   Less expenses waived by administrator          (66,270)
   Custodian fees paid indirectly                    (767)
                                              -----------
        Net expenses                              973,039
                                              -----------
   NET INVESTMENT INCOME (LOSS)                  (478,984)
                                              -----------
   NET REALIZED AND UNREALIZED GAIN (LOSS)
     ON INVESTMENTS
   Net realized gain (loss) on investments      7,332,323
   Net change in unrealized appreciation
     (depreciation) on investments             (8,334,153)
                                              -----------
   NET GAIN (LOSS) ON INVESTMENTS              (1,001,830)
                                              -----------
   NET INCREASE (DECREASE) IN NET ASSETS
       RESULTING FROM OPERATIONS              $(1,480,814)
                                              ===========





                        See Notes to Financial Statements

Phoenix Nifty Nifty Fund


STATEMENT OF CHANGES IN NET ASSETS

                                                                                              Year Ended           Year Ended
                                                                                           December 31, 2006   December 31, 2005
                                                                                           -----------------   -------------------
   FROM OPERATIONS
     Net investment income (loss)                                                            $   (478,984)       $   (693,924)
     Net realized gain (loss)                                                                   7,332,323          12,233,708
     Net change in unrealized appreciation (depreciation)                                      (8,334,153)         (9,677,829)
                                                                                             ------------        ------------
     INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                               (1,480,814)         (1,861,955)
                                                                                             ------------        ------------
   FROM SHARE TRANSACTIONS
   CLASS A
     Proceeds from sales of shares (77,961 and 263,439 shares, respectively)                    1,439,839           4,661,796
     Cost of shares repurchased (1,283,835 and 1,362,985 shares, respectively)                (23,612,893)        (24,347,872)
                                                                                             ------------        ------------
   Total                                                                                      (22,173,054)        (19,686,076)
                                                                                             ------------        ------------
   CLASS B
     Proceeds from sales of shares (17,107 and 17,841 shares, respectively)                       280,817             286,972
     Cost of shares repurchased (196,919 and 250,233 shares, respectively)                     (3,204,837)         (3,981,189)
                                                                                             ------------        ------------
   Total                                                                                       (2,924,020)         (3,694,217)
                                                                                             ------------        ------------
   CLASS C
     Proceeds from sales of shares (23,947 and 21,066 shares, respectively)                       402,758             336,566
     Cost of shares repurchased (157,705 and 191,647 shares, respectively)                     (2,584,732)         (3,068,853)
                                                                                             ------------        ------------
   Total                                                                                       (2,181,974)         (2,732,287)
                                                                                             ------------        ------------
     INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                (27,279,048)        (26,112,580)
                                                                                             ------------        ------------
     NET INCREASE (DECREASE) IN NET ASSETS                                                    (28,759,862)        (24,250,625)
   NET ASSETS
     Beginning of period                                                                       68,101,667          92,352,292
                                                                                             ------------        ------------
     END OF PERIOD (INCLUDING ACCUMULATED NET INVESTMENT LOSS AND
        UNDISTRIBUTED NET INVESTMENT INCOME OF $(633) AND $0, RESPECTIVELY)                  $ 39,341,805        $ 68,101,667
                                                                                             ============        ============


                        See Notes to Financial Statements

Phoenix Nifty Fifty Fund


                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                               CLASS A
                                                       ------------------------------------------------------
                                                                       YEAR ENDED DECEMBER 31,
                                                       ------------------------------------------------------
                                                          2006      2005        2004        2003       2002
   Net asset value, beginning of period                  $18.91     $18.22     $17.31     $13.17     $19.47
   INCOME FROM INVESTMENT OPERATIONS
     Net investment income (loss)(1)                      (0.14)     (0.13)     (0.07)     (0.14)     (0.15)
     Net realized and unrealized gain (loss)              (0.14)      0.82       0.98       4.28      (6.15)
                                                         ------     ------     ------     ------     ------
        TOTAL FROM INVESTMENT OPERATIONS                  (0.28)      0.69       0.91       4.14      (6.30)
                                                         ------     ------     ------     ------     ------
   Change in net asset value                              (0.28)      0.69       0.91       4.14      (6.30)
                                                         ------     ------     ------     ------     ------
   NET ASSET VALUE, END OF PERIOD                        $18.63     $18.91     $18.22     $17.31     $13.17
                                                         ======     ======     ======     ======     ======
   Total return(2)                                        (1.48)%     3.79 %     5.26 %    31.44 %   (32.36)%

   RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)                $29,478    $52,724    $70,827    $86,195    $74,605

   RATIO TO AVERAGE NET ASSETS OF:
     Net operating expenses                                1.77 %     1.65 %     1.60 %     1.59 %     1.56 %
     Gross operating expenses                              1.90 %     1.76 %     1.66 %     1.69 %     1.64 %
     Net investment income (loss)                         (0.78)%    (0.74)%    (0.40)%    (0.90)%    (0.94)%
   Portfolio turnover                                        73 %       60 %       53 %       51 %       66 %



(1) Computed using average shares outstanding.
(2) Sales charges are not reflected in the total return calculation.


                        See Notes to Financial Statements

Phoenix Nifty Fifty Fund


                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                               CLASS B
                                                       ------------------------------------------------------
                                                                       YEAR ENDED DECEMBER 31,
                                                       ------------------------------------------------------
                                                          2006      2005        2004        2003       2002
   Net asset value, beginning of period                  $16.87     $16.37     $15.67     $12.02     $17.90
   INCOME FROM INVESTMENT OPERATIONS
     Net investment income (loss)(1)                      (0.25)     (0.24)     (0.19)     (0.22)     (0.25)
     Net realized and unrealized gain (loss)              (0.12)      0.74       0.89       3.87      (5.63)
                                                         ------     ------     ------     ------     ------
   TOTAL FROM INVESTMENT OPERATIONS                       (0.37)      0.50       0.70       3.65      (5.88)
                                                         ------     ------     ------     ------     ------
   Change in net asset value                              (0.37)      0.50       0.70       3.65      (5.88)
                                                         ------     ------     ------     ------     ------
   NET ASSET VALUE, END OF PERIOD                        $16.50     $16.87     $16.37     $15.67     $12.02
                                                         ======     ======     ======     ======     ======
   Total return(2)                                        (2.19)%     3.05 %     4.47 %    30.37 %   (32.85)%

   RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (thousands)               $4,825     $7,968    $11,539    $16,749    $19,848

   RATIO TO AVERAGE NET ASSETS OF:
     Net operating expenses                                2.52 %     2.40 %     2.35 %     2.34 %     2.31 %
     Gross operating expenses                              2.65 %     2.52 %     2.41 %     2.44 %     2.39 %
     Net investment income (loss)                         (1.53)%    (1.49)%    (1.19)%    (1.66)%    (1.70)%
   Portfolio turnover                                        73 %       60 %       53 %       51 %       66 %


                                                                               CLASS C
                                                       ------------------------------------------------------
                                                                       YEAR ENDED DECEMBER 31,
                                                       ------------------------------------------------------
                                                          2006      2005        2004        2003       2002
   Net asset value, beginning of period                  $16.87     $16.38     $15.67     $12.02     $17.90
   INCOME FROM INVESTMENT OPERATIONS
     Net investment income (loss)(1)                      (0.25)     (0.24)     (0.18)     (0.23)     (0.25)
     Net realized and unrealized gain (loss)              (0.12)      0.73       0.89       3.88      (5.63)
                                                         ------     ------     ------     ------     ------
        TOTAL FROM INVESTMENT OPERATIONS                  (0.37)      0.49       0.71       3.65      (5.88)
                                                         ------     ------     ------     ------     ------
   Change in net asset value                              (0.37)      0.49       0.71       3.65      (5.88)
                                                         ------     ------     ------     ------     ------
   NET ASSET VALUE, END OF PERIOD                        $16.50     $16.87     $16.38     $15.67     $12.02
                                                         ======     ======     ======     ======     ======
   Total return(2)                                        (2.19)%     3.05 %     4.47 %    30.37 %   (32.85)%

   RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (thousands)               $5,039     $7,410     $9,986    $11,873    $11,020

   RATIO TO AVERAGE NET ASSETS OF:
     Net operating expenses                                2.52 %     2.36 %     2.36 %     2.34 %     2.31 %
     Gross operating expenses                              2.66 %     2.52 %     2.41 %     2.44 %     2.39 %
     Net investment income (loss)                         (1.53)%    (1.49)%    (1.14)%    (1.65)%    (1.69)%
   Portfolio turnover                                        73 %       60 %       53 %       51 %       66 %


(1) Computed using average shares outstanding.
(2) Sales charges are not reflected in the total return calculation.



                        See Notes to Financial Statements

PHOENIX SMALL-CAP GROWTH FUND


A DISCUSSION WITH THE FUND'S PORTFOLIO MANAGEMENT TEAM


Q: HOW DID THE PHOENIX SMALL-CAP GROWTH FUND PERFORM FOR ITS FISCAL YEAR ENDED DECEMBER 31, 2006?

A: For the fiscal year ended December 31, 2006, the Fund's Class A shares returned 5.41%, Class B shares returned 4.62%, and Class C shares returned 4.66%. For the same period, the S&P 500(R) Index, a broad-based equity index, returned 15.78%; and Russell 2000(R) Growth Index, the Fund's style-specific benchmark, returned 13.35%. All performance figures assume reinvestment of distributions and exclude the effect of sales charges. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE.


Q: HOW DID THE EQUITY MARKETS PERFORM DURING THE FUND'S FISCAL YEAR?

A: Equity markets performed well during 2006. Despite their strong performance on an absolute basis, growth stocks generally lagged their value peers. From a sector perspective, the market favored more cyclically oriented sectors, such as materials, energy and industrials -- while more traditional growth areas, such as consumer discretionary, information technology and health care underperformed.


Q: WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR?

A: Overall, the Fund was overweight in areas such as consumer discretionary and technology, which underperformed -- and underweight in the energy and materials sectors, which posted relatively strong performance.

    The primary contributor to the Fund's performance was strong stock selection in the industrial sector. Overweights in outsourcing companies such as Peoplesupport, Resource Global Professionals and Huron Consulting all drove the Fund's results.

    Conversely, the greatest detractor from performance was our overweight position in consumer discretionary stocks. Rising interest rates, a slowing housing market and relatively high energy prices, for most of the year, put a damper on consumer spending. Consequently, some of our retail holdings performed poorly, such as The Cheesecake Factory, Guitar Center and Advanced Auto Parts. In addition, some of our investments in biotechnology performed poorly, as clinical results for companies such as Nuvelo and Inhibitex failed to meet expectations.

    When we make an investment in companies that have binary outcomes, such as biotechnology, we seek what we believe to be compelling risk/reward tradeoffs. In the cases of Nuvelo and Inhibitex, our research indicated that if the results of clinical trials were positive, there could be a sizable market opportunity for the products -- resulting in the potential for considerable returns. Unfortunately, the clinical trials failed to produce the expected results.

                                                                    JANUARY 2007


THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS WILL BE REALIZED.

FOR DEFINITIONS OF INDEXES CITED AND CERTAIN INVESTMENT TERMS USED IN THIS REPORT, SEE THE GLOSSARY ON PAGE 3.

Phoenix Small-Cap Growth Fund

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS(1)                          PERIODS ENDING 12/31/06
--------------------------------------------------------------------------------

                                               1 YEAR       5 YEARS    10 YEARS
                                              ---------     -------    --------
     Class A Shares at NAV (2)                  5.41%        5.23%       7.48%
     Class A Shares at POP (3, 4)              (0.65)        3.99        6.85

     Class B Shares at NAV (2)                  4.62         4.44        6.68
     Class B Shares with CDSC (4)               0.62         4.44        6.68

     Class C Shares at NAV (2)                  4.66         4.45        6.67
     Class C Shares with CDSC (4)               4.66         4.45        6.67

     S&P 500[R] Index                          15.78         6.19        8.44

     Russell 2000[R] Growth Index              13.35         6.93        4.88


ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE
RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. PLEASE VISIT PHOENIXFUNDS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

(1) TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.
(3) "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 5.75% SALES CHARGE.
(4) CDSC (CONTINGENT DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CERTAIN CLASSES OF SHARES THAT DO NOT HAVE A SALES CHARGE APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR CLASS B SHARES DECLINE FROM 5% TO 0% OVER A FIVE YEAR PERIOD. CDSC CHARGES FOR CERTAIN REDEMPTIONS OF CLASS A SHARES AND ALL REDEMPTIONS OF CLASS C SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.


--------------------------------------------------------------------------------
GROWTH OF $10,000                                           PERIODS ENDING 12/31
--------------------------------------------------------------------------------
This Growth of $10,000 chart assumes an initial investment of $10,000 made on 12/31/96 in Class A, Class B and Class C shares. The total return for Class A shares reflects the maximum sales charge of 5.75% on the initial investment. The total return for Class B shares reflects the CDSC charges which decline from 5% to 0% over a five year period. The total return for Class C shares reflects the CDSC charge which is 1% the first year and 0% thereafter. Performance assumes dividends and capital gain distributions are reinvested.

[GRAPH OMITTED]
EDGAR REPRESENTATION OF DATA FOLLOWS:

            Phoenix Small-Cap    Phoenix Small-Cap      Phoenix Small-Cap         Russell 2000[R]         S&P 500[R]
            Growth Fund Class A  Growth Fund Class B    Growth Fund Class C       Growth Index            Index
12/31/96    $9,425               $10,000                $10,000                   $10,000                 $10,000
12/31/97    11,914                12,549                 12,549                    11,295                  13,338
12/31/98    13,617                14,229                 14,223                    11,434                  17,173
12/31/99    25,136                26,075                 26,057                    16,361                  20,803
12/29/00    21,466                22,102                 22,084                    12,691                  18,891
12/31/01    15,031                15,361                 15,349                    11,520                  16,648
12/31/02    10,445                10,594                 10,588                     8,034                  12,969
12/31/03    15,489                15,589                 15,577                    11,933                  16,692
12/31/04    16,767                16,745                 16,739                    13,641                  18,505
12/30/05    18,401                18,244                 18,232                    14,207                  19,417
12/29/06    19,397                19,086                 19,080                    16,103                  22,481


For information regarding the indexes, see the glossary on page 3.

Phoenix Small-Cap Growth Fund


ABOUT YOUR FUND'S EXPENSES (UNAUDITED)
(FOR THE SIX-MONTH PERIOD OF JUNE 30, 2006 TO
DECEMBER 31, 2006)
   We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Small-Cap Growth Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES
   The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
   The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
   Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.


                           Beginning         Ending       Expenses Paid
Small-Cap Growth Fund    Account Value    Account Value       During
      Class A            June 30, 2006  December 31, 2006     Period*
------------------------ -------------  ----------------- -------------
Actual                     $1,000.00        $1,045.70         $8.35
Hypothetical (5% return
  before expenses)          1,000.00         1,016.94          8.27

*EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 1.62%,
 WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS
 (184) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

                           Beginning         Ending       Expenses Paid
Small-Cap Growth Fund    Account Value    Account Value       During
      Class B            June 30, 2006  December 31, 2006     Period*
------------------------ -------------  ----------------- -------------
Actual                     $1,000.00        $1,042.10        $12.20
Hypothetical (5% return
  before expenses)          1,000.00         1,013.10         12.10

*EXPENSES ARE EQUAL TO THE FUND'S CLASS B ANNUALIZED EXPENSE RATIO OF 2.37%,
 WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS
 (184) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

                           Beginning         Ending       Expenses Paid
Small-Cap Growth Fund    Account Value    Account Value       During
      Class C            June 30, 2006  December 31, 2006     Period*
------------------------ -------------  ----------------- -------------
Actual                    $1,000.00        $1,042.10         $12.21
Hypothetical (5% return
  before expenses)         1,000.00         1,013.10          12.10

*EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF 2.37%,
 WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS
 (184) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

 YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS REFER TO THE PROSPECTUS.

Phoenix Small-Cap Growth Fund

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS                                                       12/31/06
--------------------------------------------------------------------------------

As a percentage of total investments

[GRAPH OMITTED]
EDGAR REPRESENTATION OF DATA FOLLOWS:

Information Technology                   34%
Industrials                              18
Consumer Discretionary                   17
Health Care                              11
Financials                                9
Telecommunication Services                5
Consumer Staples                          4
Other (includes short-term investments)   2



                  SCHEDULE OF INVESTMENTS
                     DECEMBER 31, 2006


                                      SHARES     VALUE
                                      ------  -----------
DOMESTIC COMMON STOCKS--90.0%

AIR FREIGHT & LOGISTICS--1.2%
Pacer International, Inc...........   68,000 $  2,024,360

ALTERNATIVE CARRIERS--2.6%
Cogent Communication Group(b)......  270,000    4,379,400

APPLICATION SOFTWARE--2.1%
Blackboard, Inc.(b)................  117,000    3,514,680

ASSET MANAGEMENT & CUSTODY BANKS--3.2%
GAMCO Investors, Inc. Class A......  138,000    5,307,480

AUTOMOBILE MANUFACTURERS--0.5%
Winnebago Industries, Inc..........   25,000      822,750

AUTOMOTIVE RETAIL--1.4%
Advance Auto Parts, Inc............   66,000    2,346,960

BIOTECHNOLOGY--0.8%
Coley Pharmaceutical Group, Inc.(b)   55,000      532,950
NPS Pharmaceuticals, Inc.(b).......  159,000      720,270
                                             ------------
                                                1,253,220
                                             ------------

CASINOS & GAMING--5.0%
Century Casinos, Inc.(b)...........  143,000    1,595,880
Multimedia Games, Inc.(b)..........  116,000    1,113,600
Scientific Games Corp. Class A(b)..  130,000    3,929,900
Shuffle Master, Inc.(b)............   66,000    1,729,200
                                             ------------
                                                8,368,580
                                             ------------

COMMUNICATIONS EQUIPMENT--1.6%
SafeNet, Inc.(b)...................  114,000    2,729,160


                                      SHARES     VALUE
                                      ------  -----------
COMPUTER HARDWARE--4.7%
Avid Technology, Inc.(b)...........  107,000 $  3,986,820
Stratasys, Inc.(b).................  123,000    3,863,430
                                             ------------
                                                7,850,250
                                             ------------


DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--7.3%
Advisory Board Co. (The)(b)........  101,000    5,407,540
Corporate Executive Board Co. (The)   42,000    3,683,400
Huron Consulting Group, Inc.(b)....   69,000    3,128,460
                                             ------------
                                               12,219,400
                                             ------------

EDUCATION SERVICES--1.5%
Strayer Education, Inc.............   24,000    2,545,200

HEALTH CARE EQUIPMENT--3.1%
Conor Medsystems, Inc.(b)..........   28,000      877,240
Quidel Corp.(b)....................  314,000    4,276,680
                                             ------------
                                                5,153,920
                                             ------------

HEALTH CARE SERVICES--0.5%
Health Grades, Inc.(b).............  186,000      835,140

HEALTH CARE SUPPLIES--2.5%
Immucor, Inc.(b)...................  139,000    4,062,970

HOTELS, RESORTS & CRUISE LINES--0.7%
Ambassadors Group, Inc.............   37,000    1,122,950

HUMAN RESOURCES & EMPLOYMENT SERVICES--3.7%
Resources Connection, Inc.(b)......  192,000    6,113,280

INTERNET SOFTWARE & SERVICES--11.9%
CNET Networks, Inc.(b).............  302,000    2,745,180
Digitas, Inc.(b)...................  111,000    1,488,510
Equinix, Inc.(b)...................   58,000    4,385,960


                        See Notes to Financial Statements

Phoenix Small-Cap Growth Fund


                                      SHARES     VALUE
                                      ------  -----------
INTERNET SOFTWARE & SERVICES--CONTINUED
Internet Capital Group, Inc.(b)....  254,000 $  2,606,040
j2 Global Communications, Inc.(b)..  286,000    7,793,500
Websense, Inc.(b)..................   37,000      844,710
                                             ------------
                                               19,863,900
                                             ------------

LEISURE FACILITIES--2.5%
Life Time Fitness, Inc.(b).........   87,000    4,220,370

LEISURE PRODUCTS--2.3%
MarineMax, Inc.(b).................   50,000    1,296,500
Polaris Industries, Inc............   54,000    2,528,820
                                             ------------
                                                3,825,320
                                             ------------

LIFE SCIENCES TOOLS & SERVICES--3.1%
Nektar Therapeutics(b).............  339,000    5,156,190

OFFICE SERVICES & SUPPLIES--4.9%
PeopleSupport, Inc.(b).............  390,000    8,209,500

PACKAGED FOODS & MEATS--0.7%
Hain Celestial Group, Inc. (The)(b)   37,000    1,154,770

PHARMACEUTICALS--4.2%
Barrier Therapeutics, Inc.(b)......   44,000      331,760
Medicis Pharmaceutical Corp. Class A  26,000      913,380
MGI Pharma, Inc.(b)................  184,000    3,387,440
Sepracor, Inc.(b)..................   37,000    2,278,460
                                             ------------
                                                6,911,040
                                             ------------

RESTAURANTS--1.7%
Cheesecake Factory, Inc. (The)(b)..   91,000    2,238,600
PF Chang's China Bistro, Inc.(b)...   17,000      652,460
                                             ------------
                                                2,891,060
                                             ------------

SEMICONDUCTORS--5.7%
Mindspeed Technologies, Inc.(b)....1,347,000    2,572,770
ON Semiconductor Corp.(b)..........  801,000    6,063,570
Semtech Corp.(b)...................   61,000      797,270
                                             ------------
                                                9,433,610
                                             ------------

SOFT DRINKS--3.7%
Hansen Natural Corp.(b)............  181,000    6,096,080

SPECIALTY STORES--1.3%
Guitar Center, Inc.(b).............   47,000    2,136,620


                                      SHARES     VALUE
                                      ------  -----------
THRIFTS & MORTGAGE FINANCE--2.0%
Federal Agricultural Mortgage
Corp. Class C .....................  123,000  $ 3,336,990

TRADING COMPANIES & DISTRIBUTORS--1.1%
TransDigm Group, Inc.(b)...........   69,000    1,829,190

WIRELESS TELECOMMUNICATION SERVICES--2.5%
InPhonic, Inc.(b)..................  379,000    4,203,110
---------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $99,698,876)                 149,917,450
---------------------------------------------------------

FOREIGN COMMON STOCKS(C)--9.0%

APPLICATION SOFTWARE--0.3%
Retalix Ltd. (United States)(b)....   28,000      457,240

ASSET MANAGEMENT & CUSTODY BANKS--1.3%
Stewart (W.P.) & Co. Ltd.
(United States) ...................  138,000    2,185,920

SEMICONDUCTORS--7.4%
ARM Holdings plc Sponsored ADR
(United Kingdom)...................1,050,000    7,665,000
O2Micro International Ltd. Sponsored
ADR (Taiwan)(b)....................  543,000    4,642,650
                                             ------------
                                               12,307,650
                                             ------------
---------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $10,960,402)                  14,950,810
---------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--99.0%
(IDENTIFIED COST $110,659,278)                164,868,260
---------------------------------------------------------

                                        PAR
                                       VALUE
                                       (000)
                                       -----
SHORT-TERM INVESTMENTS--1.6%

FEDERAL AGENCY SECURITIES(d)--1.6%
FHLB 4.80%, 1/3/07............         $2,660   2,659,292
---------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $2,659,292)                    2,659,292
---------------------------------------------------------

TOTAL INVESTMENTS--100.6%
(IDENTIFIED COST $113,318,570)                167,527,552(a)

Other assets and liabilities, net--(0.6)%      (1,010,961)
                                             ------------
NET ASSETS--100.0%                           $166,516,591
                                             ============


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $60,007,646 and gross depreciation of $5,818,118 for federal income tax purposes. At December 31, 2006, the aggregate cost of securities for federal income tax purposes was $113,338,024.
(b) Non-income producing.
(c) A common stock is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements.
(d) The rate shown is the discount rate.


                        See Notes to Financial Statements

Phoenix Small-Cap Growth Fund


                STATEMENT OF ASSETS AND LIABILITIES
                         DECEMBER 31, 2006

   ASSETS
   Investment securities at value
       (Identified cost $113,318,570)        $167,527,552
   Cash                                             2,233
   Receivables
     Fund shares sold                             110,524
     Dividends                                     17,440
   Prepaid expenses                                27,532
   Other assets                                    38,384
                                             ------------
        Total assets                          167,723,665
                                             ------------
   LIABILITIES
   Payables
     Fund shares repurchased                      696,075
     Investment advisory fee                      209,309
     Transfer agent fee                           112,150
     Distribution and service fees                 65,660
     Administration fee                            23,983
     Trustee deferred compensation plan            38,384
     Trustees' fee                                  1,796
     Other accrued expenses                        59,717
                                             ------------
        Total liabilities                       1,207,074
                                             ------------
   NET ASSETS                                $166,516,591
                                             ============
   NET ASSETS CONSIST OF:
   Capital paid in on shares of
      beneficial interest                    $222,814,904
   Accumulated net investment loss                   (799)
   Accumulated net realized loss             (110,506,496)
   Net unrealized appreciation                 54,208,982
                                             ------------
   NET ASSETS                                $166,516,591
                                             ============
   CLASS A
   Shares of beneficial interest
      outstanding, no par value,
      unlimited authorization
      (Net Assets $120,952,757)                 3,526,199
   Net asset value per share                       $34.30
   Offering price per share $34.30/(1-5.75%)       $36.39

   CLASS B
   Shares of beneficial interest
      outstanding, no par value,
      unlimited authorization
      (Net Assets $27,137,554)                    855,790
   Net asset value and offering price per share    $31.71
   CLASS C
   Shares of beneficial interest
      outstanding, no par value,
      unlimited authorization
      (Net Assets $18,426,280)                    581,299
   Net asset value and offering price per share    $31.70


                   STATEMENT OF OPERATIONS
                YEAR ENDED DECEMBER 31, 2006

   INVESTMENT INCOME
   Dividends                                  $   816,262
   Interest                                       102,530
   Foreign taxes withheld                         (12,249)
                                              -----------
        Total investment income                   906,543
                                              -----------
   EXPENSES
   Investment advisory fee                      1,890,959
   Service fees, Class A                          374,439
   Distribution and service fees, Class B         336,860
   Distribution and service fees, Class C         210,896
   Financial agent fee                             76,262
   Administration fee                              79,274
   Transfer agent                                 622,387
   Printing                                        97,008
   Registration                                    42,627
   Professional                                    29,922
   Trustees                                        28,792
   Custodian                                       28,086
   Miscellaneous                                   38,329
                                              -----------
        Total expenses                          3,855,841
   Less expenses waived by administrator         (162,343)
   Custodian fees paid indirectly                    (829)
                                              -----------
   Net expenses                                 3,692,669
                                              -----------
   NET INVESTMENT INCOME (LOSS)                (2,786,126)
                                              -----------
   NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on investments     22,529,196
   Net change in unrealized appreciation
     (depreciation) on investments            (11,568,833)
                                              -----------
   NET GAIN (LOSS) ON INVESTMENTS              10,960,363
                                              -----------
   NET INCREASE (DECREASE) IN NET ASSETS
      RESULTING FROM OPERATIONS               $ 8,174,237
                                              ===========



                        See Notes to Financial Statements

Phoenix Small-Cap Growth Fund



STATEMENT OF CHANGES IN NET ASSETS

                                                                                            Year Ended          Year Ended
                                                                                         December 31, 2006   December 31, 2005
                                                                                         -----------------   -----------------
   FROM OPERATIONS
     Net investment income (loss)                                                          $ (2,786,126)       $ (3,948,020)
     Net realized gain (loss)                                                                22,529,196          69,191,110
     Net change in unrealized appreciation (depreciation)                                   (11,568,833)        (44,074,481)
                                                                                           ------------        ------------
     INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                              8,174,237          21,168,609
                                                                                           ------------        ------------
   FROM SHARE TRANSACTIONS
   CLASS A
     Proceeds from sales of shares (536,079 and 2,032,562 shares, respectively)              18,166,467          60,244,084
     Cost of shares repurchased (2,189,895 and 5,477,167 shares, respectively)              (71,458,675)       (163,649,145)
                                                                                           ------------        ------------
   Total                                                                                    (53,292,208)       (103,405,061)
                                                                                           ------------        ------------
   CLASS B
     Proceeds from sales of shares (49,354 and 67,321 shares, respectively)                   1,532,290           1,869,512
     Cost of shares repurchased (550,001 and 816,089 shares, respectively)                  (17,078,462)        (22,453,696)
                                                                                           ------------        ------------
   Total                                                                                    (15,546,172)        (20,584,184)
                                                                                           ------------        ------------
   CLASS C
     Proceeds from sales of shares (23,731 and 34,587 shares, respectively)                     744,255             944,072
     Cost of shares repurchased (223,265 and 342,461 shares, respectively)                   (6,848,133)         (9,390,815)
                                                                                           ------------        ------------
   Total                                                                                     (6,103,878)         (8,446,743)
                                                                                           ------------        ------------
     INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                              (74,942,258)       (132,435,988)
                                                                                           ------------        ------------
     NET INCREASE (DECREASE) IN NET ASSETS                                                  (66,768,021)       (111,267,379)
   NET ASSETS
     Beginning of period                                                                    233,284,612         344,551,991
                                                                                           ------------        ------------
     END OF PERIOD (INCLUDING ACCUMULATED NET INVESTMENT LOSS AND
         UNDISTRIBUTED NET INVESTMENT INCOME OF $(799) AND $0, RESPECTIVELY)               $166,516,591        $233,284,612
                                                                                           ============        ============


                        See Notes to Financial Statements

Phoenix Small-Cap Growth Fund


                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                               CLASS A
                                                       ------------------------------------------------------
                                                                       YEAR ENDED DECEMBER 31,
                                                       ------------------------------------------------------
                                                          2006      2005        2004        2003       2002
   Net asset value, beginning of period                  $32.53     $29.65     $27.39     $18.47     $26.58
   INCOME FROM INVESTMENT OPERATIONS
     Net investment income (loss)(1)                      (0.39)     (0.35)     (0.31)     (0.30)     (0.29)
     Net realized and unrealized gain (loss)               2.16       3.23       2.57       9.22      (7.82)
                                                         ------     ------     ------     ------     ------
        TOTAL FROM INVESTMENT OPERATIONS                   1.77       2.88       2.26       8.92      (8.11)
                                                         ------     ------     ------     ------     ------
   Change in net asset value                               1.77       2.88       2.26       8.92      (8.11)
                                                         ------     ------     ------     ------     ------
   NET ASSET VALUE, END OF PERIOD                        $34.30     $32.53     $29.65     $27.39     $18.47
                                                         ======     ======     ======     ======     ======
   Total return(2)                                         5.41 %     9.75 %     8.25 %    48.29 %   (30.51)%

   RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)               $120,953   $168,527   $255,698   $237,347   $156,714

   RATIO TO AVERAGE NET ASSETS OF:
       Net operating expenses                              1.60 %     1.58 %     1.58 %     1.58 %     1.58 %
       Gross operating expenses                            1.68 %     1.69 %     1.68 %     1.71 %     1.79 %
       Net investment income (loss)                       (1.16)%    (1.18)%    (1.15)%    (1.35)%    (1.39)%
   Portfolio turnover                                        22 %       12 %       38 %       35 %       40 %













(1) Computed using average shares outstanding.
(2) Sales charges are not reflected in the total return calculation.


                        See Notes to Financial Statements

Phoenix Small-Cap Growth Fund


                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                               CLASS B
                                                       ------------------------------------------------------
                                                                       YEAR ENDED DECEMBER 31,
                                                       ------------------------------------------------------
                                                          2006      2005        2004        2003       2002
   Net asset value, beginning of period                  $30.30     $27.82     $25.90      $17.60    $25.52
   INCOME FROM INVESTMENT OPERATIONS
       Net investment income (loss)(1)                    (0.59)     (0.54)     (0.50)     (0.44)     (0.42)
       Net realized and unrealized gain (loss)             2.00       3.02       2.42       8.74      (7.50)
                                                         ------     ------     ------     ------     ------
            TOTAL FROM INVESTMENT OPERATIONS               1.41       2.48       1.92       8.30      (7.92)
                                                         ------     ------     ------     ------     ------
   Change in net asset value                               1.41       2.48       1.92       8.30      (7.92)
                                                         ------     ------     ------     ------     ------
   NET ASSET VALUE, END OF PERIOD                        $31.71     $30.30     $27.82     $25.90     $17.60
                                                         ======     ======     ======     ======     ======
   Total return(2)                                         4.62 %     8.95 %     7.41 %    47.16 %   (31.03)%

   RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)                $27,138    $41,105    $58,574    $83,515    $70,217

   RATIO TO AVERAGE NET ASSETS OF:
       Net operating expenses                              2.35 %     2.34 %     2.33 %     2.33 %     2.33 %
       Gross operating expenses                            2.44 %     2.44 %     2.42 %     2.47 %     2.54 %
       Net investment income (loss)                       (1.91)%    (1.93)%    (1.93)%    (2.10)%    (2.13)%
   Portfolio turnover                                        22 %       38 %       35 %       40 %       46 %


                                                                               CLASS C
                                                       ------------------------------------------------------
                                                                       YEAR ENDED DECEMBER 31,
                                                       ------------------------------------------------------
                                                          2006      2005        2004        2003       2002
   Net asset value, beginning of period                  $30.29     $27.81     $25.88     $17.59     $25.50
   INCOME FROM INVESTMENT OPERATIONS
       Net investment income (loss)(1)                    (0.59)     (0.54)     (0.49)     (0.44)     (0.42)
       Net realized and unrealized gain (loss)             2.00       3.02       2.42       8.73      (7.49)
                                                         ------     ------     ------     ------     ------
            TOTAL FROM INVESTMENT OPERATIONS               1.41       2.48       1.93       8.29      (7.91)
                                                         ------     ------     ------     ------     ------
   Change in net asset value                               1.41       2.48       1.93       8.29      (7.91)
                                                         ------     ------     ------     ------     ------
   NET ASSET VALUE, END OF PERIOD                        $31.70     $30.29     $27.81     $25.88     $17.59
                                                         ======     ======     ======     ======     ======
   Total return(2)                                         4.66 %     8.92 %     7.46 %    47.13 %   (31.02)%

   RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)                $18,426    $23,653    $30,280    $38,514    $30,732

   RATIO TO AVERAGE NET ASSETS OF:
       Net operating expenses                              2.36 %     2.34 %     2.33 %     2.33 %     2.33 %
       Gross operating expenses                            2.43 %     2.44 %     2.42 %     2.47 %     2.54 %
       Net investment income (loss)                       (1.91)%    (1.93)%    (1.92)%    (2.10)%    (2.13)%
   Portfolio turnover                                        22 %       38 %       35 %       40 %       46 %




(1) Computed using average shares outstanding.
(2) Sales charges are not reflected in the total return calculation.


                        See Notes to Financial Statements

PHOENIX INVESTMENT TRUST 06
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2006



1. ORGANIZATION
    The Phoenix Investment Trust 06 (the "Trust") (formerly Phoenix-Engemann Funds) is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
    Currently three Funds are offered for sale, (each a "Fund"). The Phoenix All-Cap Growth Fund ("All-Cap Growth Fund"), the Phoenix Nifty Fifty Fund ("Nifty Fifty Fund") and the Phoenix Small-Cap Growth Fund ("Small-Cap Growth Fund") are each diversified and each has an investment objective of long-term growth of capital.
    The Funds offer the following classes of shares for sale:

                           Class A    Class B    Class C
                           -------    -------    -------
All-Cap Growth Fund .....     X          X          X
Nifty Fifty Fund ........     X          X          X
Small-Cap Growth Fund ...     X          X          X

    Class A shares are sold with a front-end sales charge of up to 5.75%. Generally, Class A shares are not subject to any charges by the funds when redeemed; however, a 1% contingent deferred sales charge may be imposed on certain redemptions within one year on purchases on which a finder's fee has been paid. Class B shares are sold with a contingent deferred sales charge, which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase.
    Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service expenses and has exclusive voting rights with respect to its distribution plan. Income and other expenses and realized and unrealized gains and losses of each Fund are borne pro rata by the holders of each class of shares.


2. SIGNIFICANT ACCOUNTING POLICIES
    The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION:
    Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.
    As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.
    Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.
    Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.
    In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.

B. SECURITY TRANSACTIONS AND RELATED INCOME:
    Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:
    Each Fund is treated as a separate taxable entity. It is the policy of each Fund in the Trust to comply with the requirements of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

PHOENIX INVESTMENT TRUST 06
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2006 (CONTINUED)



    The Trust may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which they invest.
    In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006, with early application permitted if no interim financial statements have been issued. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. The evaluation of the impact that may result from adopting FIN 48 is in progress.

D. DISTRIBUTIONS TO SHAREHOLDERS:
    Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E. EXPENSES:
    Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more appropriately made.

F. FOREIGN CURRENCY TRANSLATION:
    Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Trust does not isolate that portion of the results of operations arising from either changes in exchange rates or in the market prices of securities.

G. FOREIGN SECURITY COUNTRY DETERMINATION:
    A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

H. SECURITY LENDING:
    Certain Funds may loan securities to qualified brokers through an agreement with State Street Bank and Trust (the "Custodian"). Under the terms of the agreement, the Fund receives collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash, securities issued or guaranteed by the U.S. Government or its agencies and the sovereign debt of foreign countries. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the borrower are recorded as income by the Fund net of fees and rebates charged by the Custodian for its services in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the foreclosure on collateral.


3. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS
    As compensation for its services to the Trust, Phoenix Investment Counsel, Inc. ("PIC") ( the "Adviser"), an indirect wholly-owned subsidiary of the The Phoenix Companies, Inc. ("PNX") is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each fund:


                           First $50  Next $450  Over $500
                            Million    Million    Million
                           ---------  ---------  ---------
All-Cap Growth Fund .....    0.90%      0.80%       0.70%
Nifty Fifty Fund ........    0.90%      0.80%       0.70%
Small-Cap Growth Fund ...    1.00%      0.90%       0.80%


    Effective September 1, 2006, PIC replaced Engemann Asset Management ("Engemann") as Adviser to the funds. Engemann now serves as subadviser to each of the funds. PIC and Engemann are affiliated investment advisers. The portfolio managers for each of the funds will continue in their current roles. The funds' investment objectives and investment strategies are not affected by this change. The Adviser manages the funds' investment program and the general operations of the funds, including oversight of the funds' subadviser. The subadviser manages the investments of the funds.

PHOENIX INVESTMENT TRUST 06
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2006 (CONTINUED)



    As distributor of each Fund's shares, Phoenix Equity Planning Corporation ("PEPCO") an indirect wholly-owned subsidiary of PNX, has advised the Funds that it retained net selling commissions and deferred sales charges for the fiscal year (the "period") ended December 31, 2006, as follows:


                            Class A       Class B          Class C
                          Net Selling     Deferred        Deferred
                          Commissions   Sales Charges   Sales Charges
                          -----------   -------------   -------------
All-Cap Growth Fund .....    $7,063        $18,886         $  987
Nifty Fifty Fund ........     1,696         12,832            358
Small-Cap Growth Fund ...     9,469         47,954          1,347

    In addition, each Fund pays PEPCO distribution and/or service fees at an annual rate of 0.25% for Class A shares, 1.00% for Class B shares and 1.00% for Class C shares applied to the average daily net assets of each respective Class.
    Under certain circumstances, shares of certain Phoenix Funds may be exchanged for shares of the same class of certain other Phoenix Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply.
    Effective July 1, 2006, PEPCO serves as the Administrator to the Trust. For its services, PEPCO receives an administration fee at an annual rate of 0.09% of the first $5 billion, 0.08% on the next $10 billion and 0.07% over $15 billion of the average net assets across all non-money market funds in the Phoenix Funds and Phoenix Edge Series Fund.
    Until June 30, 2006, PEPCO served as Financial Agent to the Trust. PEPCO received a financial agent fee equal to the sum of (1) the documented cost to PEPCO to provide oversight of the performance of PFPC Inc. (subagent to PEPCO), plus (2) the documented cost of fund accounting, tax services and related services provided by PFPC Inc. For the period ended December 31, 2006, the Trust incurred administration and/or financial agent fees totaling $311,669.
    For the Nifty Fifty Fund and the Small-Cap Growth Fund, PEPCO has contractually agreed to waive a portion of its administration fee (excluding interest, taxes, and extraordinary expenses) through April 30, 2007, so that other operating expenses do not exceed 0.50% of the first $50 million of the average daily net assets, which rate would be reduced at higher levels of net assets. For the Small-Cap Growth Fund, other operating expenses are defined as operating expenses excluding management fees and 12b-1 fees. For the Nifty Fifty Fund, other operating expenses are defined as operating expenses excluding management fees, 12b-1 fees and fiduciary fees (defined as legal, trustee and audit fees). PEPCO will not seek to recapture any operating expenses reimbursed under this arrangement unless authorized by the Board of Trustees of the Funds.
    PEPCO serves as the Trust's transfer agent with Boston Financial Data Services Inc. serving as subtransfer agent. For the period ended December 31, 2006, transfer agent fees were $1,071,746 as reported in the Statements of Operations, of which PEPCO retained the following:

                                   Transfer Agent
                                    Fee Retained
                                   --------------
All-Cap Growth Fund...............  $  73,449
Nifty Fifty Fund..................     53,101
Small-Cap Growth Fund.............    244,672

    At December 31, 2006, PNX and its affiliates, the retirement plans of PNX and its affiliates, and Phoenix affiliated Funds held shares which aggregated the following:

                                              Aggregate
                                              Net Asset
                                     Shares     Value
                                    -------  ----------
Small-Cap Growth Fund, Class A....  213,175  $7,311,903

    The Trust provides a deferred compensation plan for its trustees who are not officers of PNX. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and to the extent permitted by the 1940 Act, as amended, may be invested in the shares of those funds selected by the trustees. Investments in such funds are included in "Other" assets on the Statement of Assets and Liabilities at December 31, 2006.


4. PURCHASES AND SALES OF SECURITIES
    Purchases and sales of securities (excluding U.S. Government and agency securities and short-term securities) during the period ended December 31, 2006, were as follows:

                                   Purchases            Sales
                                  ------------      ------------
All-Cap Growth Fund.............  $98,256,583       $141,856,663
Nifty Fifty Fund................   35,500,995         62,236,293
Small-Cap Growth Fund...........   45,618,817        123,229,465

    There were no purchases or sales of long-term U.S. Government and agency securities for the period ended December 31, 2006.

PHOENIX INVESTMENT TRUST 06
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2006 (CONTINUED)



5. 10% SHAREHOLDERS
    At December 31, 2006, certain Funds had omnibus shareholder accounts (which are comprised of a group of individual shareholders), which amounted to more than 10% of the total shares outstanding of the fund as detailed below. The shareholders are not affiliated with PNX.

                                                   Number
                                   % of Shares       of
                                   Outstanding    Accounts
                                   -----------    --------
All-Cap Growth Fund...............    25.6%           1
Nifty Fifty Fund..................    19.3            1


6. ASSET CONCENTRATIONS
    Certain Funds may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.

    At December 31, 2006, the All-Cap Growth Fund, the Nifty Fifty Fund and the Small-Cap Growth Fund held securities issued by various companies in the Information Technology sector, comprising 32%, 35% and 34% of the total net assets of each Fund, respectively.


7. INDEMNIFICATIONS
    Under the Funds' organizational documents, their trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, the Funds enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.


8. REGULATORY EXAMS
    Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by The Phoenix Companies, Inc. and its subsidiaries (collectively "the Company") with securities and other laws and regulations affecting their registered products. During 2004 and 2005, the Boston District Office of the Securities and Exchange Commission ("SEC") conducted an examination of the Company's investment company and investment adviser affiliates. Following the examination, the staff of the Boston District Office issued a deficiency letter noting perceived weaknesses in procedures for monitoring trading to prevent market timing activity prior to 2004. The staff requested the Company to conduct an analysis as to whether shareholders, policyholders and contract holders who invested in the funds that may have been affected by undetected market timing activity had suffered harm and to advise the staff whether the Company believes reimbursement is necessary or appropriate under the circumstances. Market timing is an investment technique involving frequent short-term trading of mutual fund shares that is designed to exploit market movements or inefficiencies in the way mutual fund companies price their shares. A third party was retained to assist the Company in preparing the analysis. In 2005, based on the third party analysis the Company notified the staff at the SEC Boston District Office that reimbursements were not appropriate under the circumstances. The Company does not believe that the outcome of this matter will be material to these financial statements.


9. FEDERAL INCOME TAX INFORMATION
    The Funds have capital loss carryovers which may be used to offset future capital gains, as follows:

                                   Expiration Year
                      2009        2010        2011       Total
                   ---------- ------------ --------- ------------
Nifty Fifty Fund.. $6,185,143 $ 63,129,228 $      -- $ 69,314,371
Small-Cap Growth
   Fund...........         --  101,647,093 8,839,949  110,487,042

    The Funds may not realize the benefit of these losses to the extent each Fund does not realize gains on investments prior to the expiration of the capital loss carryovers.

    For the period ended December 31, 2006, the Funds utilized losses deferred in prior years against current year capital gains as follows:

Nifty Fifty Fund..................  $ 7,293,312
Small-Cap Growth Fund.............   22,544,469


    The components of distributable earnings on a tax basis (excluding unrealized appreciation (depreciation), which is disclosed in the Schedules of Investments), consist of undistributed ordinary income and undistributed long-term capital gains as follows:

                                 Undistributed    Undistributed
                                   Ordinary          Long-Term
                                    Income        Capital Gains
                                  ------------    -------------
All-Cap Growth Fund..............    $2,482        $2,606,775
Nifty Fifty Fund.................        --                --
Small-Cap Growth Fund........... .       --                --

    The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gain distributions reported in the Statements of Changes in Net Assets, if any, are reported as ordinary income for federal tax purposes.

PHOENIX INVESTMENT TRUST 06
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2006 (CONTINUED)



10. RECLASSIFICATION OF CAPITAL ACCOUNTS
    For financial reporting purposes, book basis capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Permanent reclassifications can arise from differing treatment of certain income and gain transactions, nondeductible current year net operating losses, expiring capital loss carryovers and investments in passive foreign investment companies. The reclassifications have no impact on the net assets or net asset value of the Funds. As of December 31, 2006, the following Funds recorded reclassifications to increase (decrease) the accounts as listed below:

                        Capital Paid In     Accumulated      Undistributed
                         on Shares of           Net               Net
                          Beneficial         Realized          Investment
                           Interest         Gain (Loss)      Income (Loss)
                        ---------------     -----------      -------------
All-Cap Growth Fund.....  $       --        $(1,048,150)       $1,048,150
Nifty Fifty Fund........    (478,351)                --           478,351
Small-Cap Growth Fund...  (2,785,328)                 1         2,785,327


11. SUBSEQUENT EVENTS
     FUND MERGER. The Board of Trustees has unanimously approved the merger of the Phoenix Nifty Fifty Fund with and into the Phoenix Capital Growth Fund of the Phoenix Series Fund. Pursuant to an Agreement and Plan of Reorganization (the "Agreement") approved by the Board the Phoenix Nifty Fifty Fund will transfer all or substantially all of its assets to the Phoenix Capital Growth Fund, in exchange for shares of the Phoenix Capital Growth Fund and the assumption by Phoenix Capital Growth Fund of all the liabilities of the Phoenix Nifty Fifty Fund. Following the exchange, the Phoenix Nifty Fifty Fund will distribute the shares of the Phoenix Capital Growth Fund to its shareholders pro rata, in liquidation of the Phoenix Nifty Fifty Fund. The effectiveness of these transactions is subject to the satisfaction of a number of conditions, including approval by shareholders of the Phoenix Nifty Fifty Fund. It is currently anticipated that these matters will be submitted for shareholder approval during the first quarter of 2007. Additional information about the reorganization, as well as information about Phoenix Capital Growth Fund, will be distributed to shareholders of Phoenix Nifty Fifty Fund in the form of a Proxy/Prospectus.
    BOARD'S REVIEW OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS. The Board's March 23, 2006 recommendation regarding the advisory and subadvisory arrangements for the Phoenix Nifty Fifty Fund was submitted to shareholders, but was not approved.




--------------------------------------------------------------------------------
                       TAX INFORMATION NOTICE (UNAUDITED)

    For the fiscal year ended December 31, 2006, for federal income tax purposes, 100% of the ordinary income dividends earned by the All-Cap Growth Fund qualify for the dividends received deduction for corporate shareholders.
    For the fiscal year ended December 31, 2006, the All-Cap Growth Fund hereby designates 100%, or the maximum amount allowable, of its ordinary income dividends to qualify for the lower tax rates applicable to individual shareholders. The actual percentage for the calendar year will be designated in the year-end tax statements.
    For the fiscal year ended December 31, 2006, the All-Cap Growth Fund designates $9,882,186 as long term capital gains dividends.
--------------------------------------------------------------------------------

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

[PRICEWATERHOUSECOOPERS LOGO OMITTED]

To the Board of Trustees of
Phoenix Investment Trust 06 and Shareholders of
Phoenix All-Cap Growth Fund
Phoenix Nifty Fifty Fund
Phoenix Small-Cap Growth Fund


    In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Phoenix All-Cap Growth Fund, Phoenix Nifty Fifty Fund, and Phoenix Small-Cap Growth Fund (constituting Phoenix Investment Trust 06 (formerly Phoenix-Engemann Funds), hereafter referred to as the "Trust") at December 31, 2006, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
February 21, 2007

BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS FOR PHOENIX ALL-CAP GROWTH FUND (THE "FUND")
DECEMBER 31, 2006 (UNAUDITED)


    The Board of Trustees is responsible for determining whether to approve the Fund's investment advisory and subadvisory agreements. The Board, including a majority of the independent Trustees, at a meeting held on November 16, 2006, renewed the investment advisory agreement (the "Advisory Agreement") between Phoenix Investment Counsel, Inc. ("PIC") and the Fund, and the investment subadvisory agreement (the "Subadvisory Agreement") between PIC and Engemann Asset Management ("Subadvisor"), each of which took effect on September 1, 2006. Prior to September 1, 2006, Engemann Asset Management had acted as investment adviser to the Fund. Effective September 1, 2006, PIC became Investment Adviser and Engemann became Subadvisor as a result of a realignment in investment advisers wholly owned and controlled by Phoenix Investment Partners, Inc. The Fund relied on opinion of special counsel to determine these actions were not an assignment of the advisory contract that is subject to shareholder approval. Pursuant to the Advisory Agreement, PIC provides advisory services to the Fund. Pursuant to the Subadvisory Agreement, the Subadvisor provides the day to day investment management for the Fund.

    During the review process, the Board received assistance and advice from, and met separately with, independent legal counsel. In approving each agreement, the Board, including a majority of the independent Trustees, determined that the fee structure was fair and reasonable and that approval of each agreement was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's decision.

ADVISORY AGREEMENT CONSIDERATIONS

    NATURE, EXTENT AND QUALITY OF SERVICES. The Board concluded that the nature, extent and quality of the overall services provided by PIC and its affiliates are reasonable. The Board's conclusion was based, in part, upon services provided to other funds managed by PIC and which would be provided to the Fund, such as quarterly reports provided by PIC: 1) comparing the performance of the Fund with a peer group and benchmark, 2) showing that the investment policies and restrictions for the Fund were followed, and 3) covering matters such as the compliance of investment personnel and other access persons with PIC's and the Fund's code of ethics, the adherence to fair value pricing procedures established by the Board, the monitoring of portfolio compliance, information on illiquid securities and derivatives, brokerage commissions and presentations regarding the economic environment. The Board noted that PIC would be responsible for the general oversight of the investment programs of the Fund and the monitoring of the Subadvisor's investment performance and its compliance with applicable laws, regulations, policies and procedures. In this regard, the Board considered the detailed performance review process of PIC's Investment Oversight Committee. With respect to compliance monitoring, the Board noted that PIC requires quarterly compliance certifications from the Subadvisor and would conduct compliance due diligence visits at the Subadvisor. The Board also considered the experience of PIC having acted as an investment adviser to mutual funds for over 70 years and its current experience in acting as an investment adviser to over 60 mutual funds and several institutional clients. The Board also noted the extent of benefits that are provided to Fund shareholders from being part of the Phoenix family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. The Board also considered the transfer agent and shareholder services that are provided to Fund shareholders by an affiliate of PIC, noting continuing improvements by management in the scope and quality of services and favorable reports on such service conducted by third parties.

    INVESTMENT PERFORMANCE. The Board did not separately review performance for PIC as the Advisory Agreement was in effect only as of September 1, 2006.

    PROFITABILITY. The Board also considered the level of profits expected to be realized by PIC and its affiliates in connection with the operation of the Fund. In this regard, the Board reviewed the Fund profitability analysis addressing the overall profitability of PIC for its management of the Phoenix retail fund family, as well as its expected profits and that of its affiliates for providing administrative support for the Fund. Attention was given to the methodology followed in allocating costs to the Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this regard, the Board noted that the allocation appeared reasonable. The Board concluded that the expected profitability to PIC from the Fund was reasonable.

BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS FOR PHOENIX ALL-CAP GROWTH FUND (THE "FUND")
DECEMBER 31, 2006 (UNAUDITED) (CONTINUED)


    MANAGEMENT FEE AND TOTAL EXPENSES. The Board also placed significant emphasis on the review of Fund expenses. Consideration was given to a comparative analysis of the management fees and total expense ratios of the Fund compared with those of a group of funds selected by Lipper as the Fund's appropriate Lipper expense peer group. The Board noted that the total expenses of the Fund were higher than the average total expenses for comparable funds and that the management fee was less than the median for the peer group. The Board further noted that the management fee remained the same after PIC became the investment adviser for the Fund. The Board was satisfied with the management fee and total expenses of the Fund in comparison to its Lipper expense peer group and concluded that such fee and expenses were reasonable.

    ECONOMIES OF SCALE. The Board noted that the management fee included breakpoints based on assets under management. The Board also noted that it was likely that PIC and the Fund would achieve certain economies of scale as the assets grew. The Board concluded that shareholders would have an opportunity to benefit from these economies of scale.


SUBADVISORY AGREEMENT CONSIDERATIONS

    NATURE, EXTENT AND QUALITY OF SERVICES. The Board concluded that the nature, extent and quality of the overall services that are provided by the Subadvisor are reasonable. The Board's opinion was based, in part, upon the extensive experience of the Subadvisor and the portfolio managers in having acted as an investment adviser since 1969, as well as managing the Fund as investment adviser until September 1, 2006. Turning to compensation, the Board noted that a primary factor in the Subadvisor's determination of the amount of bonus compensation to portfolio managers was the relative investment performance of the funds that they managed which would align their interests with those of the Fund's shareholders. The Board also considered and was satisfied with the adequacy of the Subadvisor's compliance program.

    INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing the performance was given in a report for the Fund prepared by Lipper Financial Services ("Lipper") for the contract renewal process. The Lipper report showed the investment performance of the Fund's Class A shares for the 1, 3, 5 and 10 year periods ended September 30, 2006 and the year-to-date period ended September 30, 2006. The Board reviewed the investment performance of the Fund, along with comparative performance information of a peer group of funds and a relevant market index. The Board noted that the Fund had outperformed its benchmark and Lipper peer group for the 5 year period, but the Fund trailed its benchmark and Lipper peer group for all other periods reported. The Board determined the Fund should remain on the list of funds to be monitored, while it also noted the change in the portfolio managers to manage the Fund as of September 1, 2006 was intended to improve the Fund's performance.

    PROFITABILITY. The Board did not separately review profitability information for the Subadvisor, noting that the subadvisory fee is paid by PIC and not by the Fund so that Fund shareholders would not be directly impacted.

    SUBADVISORY FEE. The Board reviewed the subadvisory fees along with fees charged by the Subadvisor to comparative funds that it managed, but also noted that the subadvisory fees are paid by PIC and not by the Fund so that Fund shareholders would not be directly impacted.

    ECONOMIES OF SCALE. The Board also considered the existence of any economies of scale and whether those economies would be passed along to the Fund's shareholders, but noted that any economies would be generated with respect to PIC because the Fund does not pay the subadvisory fee.

BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS FOR PHOENIX NIFTY FIFTY FUND (THE "FUND")
DECEMBER 31, 2006 (UNAUDITED)


    The Board of Trustees is responsible for determining whether to approve the Fund's investment advisory and subadvisory agreements. On March 23, 2006, the Trustees of Phoenix Investment Trust 06 (the "Trust"), including a majority of the Independent Trustees, unanimously approved the proposed investment advisory agreement (the "New Agreement") and subadvisory agreement (the "Subadvisory Agreement"). The Board believed that the Fund's shareholders would benefit from management of the Fund's assets by the equity team at Harris Investment Management, Inc. ("Harris" or the "Subadviser"), which had demonstrated superior investment performance. The Board believed that the management of the Fund by Phoenix Investment Counsel, Inc. ("PIC") and Harris would result in improved performance of the Fund. PIC did not contemplate that any material changes to the Funds' principal investment strategies would occur if the Subadvisory Agreement is approved.

BASIS FOR THE BOARD'S RECOMMENDATION OF THE APPROVAL OF THE
INVESTMENT ADVISORY AGREEMENT

    At a meeting of the Board of Trustees held on March 23, 2006, the Trustees conferred with representatives of PIC to consider the proposal by PIC to enter into the New Agreement and its effect on the Fund. In evaluating, approving and recommending to the Phoenix Nifty Fifty Fund's shareholders that they approve the New Agreement, the Board of Trustees requested and evaluated information provided by PIC which, in the Board's view, constituted information necessary for the Board to form a judgment as to whether the New Agreement would be in the best interests of the Phoenix Nifty Fifty Fund and its shareholders. Prior to making its final decision, the Independent Trustees met privately with independent counsel to discuss the information provided.

    In recommending that shareholders approve the New Agreement, the Board considered various factors, including:

    1) the rate of the investment advisory fee and other expenses that would be paid by the Phoenix Nifty Fifty Fund under the New Agreement as compared to those paid under the current agreement with Engemann Asset Management. Consideration was given to a comparative analysis of the investment advisory fees and total expense ratio of the Fund compared with those of a group of other funds with similar characteristics. Specifically, the Board noted that current and proposed fees were slightly above the median of advisory fees for comparable funds;

    2) the nature, extent and quality of investment advisory services that would be provided by PIC to the Phoenix Nifty Fifty Fund, including efforts to improve the Phoenix Nifty Fifty Fund's performance by entering into a subadvisory relationship with Harris. The Board concluded that the nature, extent and quality of investment advisory services was reasonable based, in part, upon services provided to the Phoenix Nifty Fifty Fund including performance reporting, oversight of investment programs, compliance testing and reporting, and presentations on the economic environment and general investment outlook.

        The Board also considered the experience of PIC having acted as an investment adviser to mutual funds for over 70 years and its current experience in acting as an investment adviser to more than 50 mutual funds and as adviser to institutional clients. The Board also noted the extent of benefits that are provided shareholders of the Phoenix Nifty Fifty Fund from being part of the Phoenix Funds' Family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. The Board also considered the transfer agent and shareholder services that are provided to shareholders of the Phoenix Nifty Fifty Fund by an affiliate of PIC, noting continuing improvements by management in the scope and quality of services and favorable reports on such service conducted by third parties.

    3) benefits to PIC in providing investment advisory services to the Phoenix Nifty Fifty Fund. In this regard, the Board considered the level of profits realized by PIC and its affiliates in connection with the operation of the Phoenix Nifty Fifty Fund, noting that the profit was primarily the difference between the advisory fee received and the subadvisory fee paid; and

    4) possible economies of scale to be achieved through the reduction in advisory and other fees as assets grow while managing the Phoenix Nifty Fifty Fund under the proposed New Agreement. The Board noted that the management fee included breakpoints based on the amount of assets under management and that it was likely that the Fund would achieve economies of scale in fixed costs and that shareholders may benefit from these economies of scale.

    In considering the proposal, the Board concluded that by entering into the New Agreement, PIC could use its expertise to monitor the Phoenix Nifty Fifty Fund's proposed subadvisory relationship with Harris.

BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS FOR PHOENIX NIFTY FIFTY FUND (THE "FUND")
DECEMBER 31, 2006 (UNAUDITED) (CONTINUED)



BASIS FOR THE BOARD'S RECOMMENDATION OF THE
SUBADVISORY AGREEMENT

    At a meeting of the Board of Trustees on March 23, 2006, the Trustees conferred with representatives of PIC and Harris to consider the appointment of Harris as subadviser. In evaluating, approving and recommending to the Fund's shareholders that they approve the Subadvisory Agreement, the Board of Trustees requested and evaluated information provided by PIC and Harris which, in the Board's view, constituted information necessary for the Board to form a judgment as to whether PIC's entering into the Subadvisory Agreement with Harris would be in the best interests of the Fund and its shareholders. Prior to making its final decision, the Independent Trustees met privately with independent counsel to discuss the information provided.

    In their deliberations, the Trustees did not identify any particular information that was all important or controlling, and the Trustees attributed different weights to the various factors. In recommending that shareholders approve the Subadvisory Agreement, the Trustees considered various factors, including:

    1) the nature, extent and quality of the services to be provided by Harris. The Trustees considered the experience of the investment professionals from Harris who would be providing services under the Subadvisory Agreement and noted the breadth and depth of experience presented. The Board concluded that the nature, extent and quality of the overall services that would be provided by the Subadviser to the Fund and its shareholders would be reasonable. The Board's opinion was based, in part, upon the extensive experience of the Subadviser (which has been an investment adviser to funds, institutions and individuals since 1989) and the investment professionals from Harris. The Board noted that a primary factor in portfolio manager bonus is performance and this aligned the interests of the Fund and the portfolio managers.

    2) that Harris' portfolio management is team managed with more than 10 years' cumulative trading and investing experience;

    3) a review and comparison of the proposed subadvisory fees of funds with substantially similar investment objectives, policies and strategies of the Fund. In this regard, the Board noted that the proposed subadvisory fee of 50% of the investment advisory fee of the Phoenix Nifty Fifty Fund was slightly above the subadvisory fee median of 48% of the investment advisory fee of funds with substantially similar investment objective, policies and strategies. Based on the foregoing, the Board concluded that the proposed subadvisory fee of 50% of the investment advisory fee of the Fund was reasonable;

    4) the investment performance of Harris. The Board placed significant emphasis on the investment performance of Harris in view of its importance to shareholders. Particular attention in assessing Harris' performance was given to materials prepared by PIC using information from Lipper Financial Services ("Lipper") furnished for the contract approval process. The Lipper information showed the investment performance of the Phoenix Nifty Fifty Fund shares for the 1, 3 and 5 year periods ended December 31, 2006. The Lipper information compared the Fund's investment performance for those periods to performance information of a peer group of funds and a relevant market index for the Fund for the same time period. In addition, the Board was provided with materials prepared by Harris that compared the Phoenix Nifty Fifty Fund performance to the performance of the Harris Large Cap Growth Composite which is comprised of the prior performance of all discretionary accounts eligible for inclusion in the composite managed by Harris with substantially similar investment objectives, policies and strategies as the Phoenix Nifty Fifty Fund for the relevant time period.

        Based on the foregoing information, the Board noted the following: With respect to the Phoenix Nifty Fifty Fund, the Board observed that the performance of the Harris Large Cap Growth Composite was higher than the Fund's performance, the Russell 1000(R) Growth Index performance and the performance of a significant number of funds in the Fund's peer group of funds during the time periods shown. The Board concluded that the performance of Harris as a subadviser as shown in the materials provided was satisfactory and that appointing Harris as subadviser could potentially improve the performance of the Fund;

    5) the fact that there are no other tangible benefits to Harris in providing investment advisory services to the Fund, other than the fee to be earned under the Subadvisory Agreement. There may be certain intangible benefits gained to the extent that serving the Fund could enhance Harris' reputation in the marketplace, and, therefore, would enable Harris to attract additional client relationships; and

    6) the Board's consideration and approval of the strategic business arrangements among Harris, PIC and its affiliates.

    Based on the foregoing, the Board concluded that the proposed Subadvisory Agreement was favorable for shareholders because shareholders could benefit from management of the Fund's assets by the portfolio management team at Harris.

BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS FOR PHOENIX NIFTY FIFTY FUND (THE "FUND")
DECEMBER 31, 2006 (UNAUDITED) (CONTINUED)


    The Board of Trustees is responsible for determining whether to approve the Fund's investment advisory and subadvisory agreements. The Board, including a majority of the independent Trustees, at a meeting held on November 16, 2006, renewed the investment advisory agreement (the "Advisory Agreement") between Phoenix Investment Counsel, Inc. ("PIC") and the Fund, and the investment subadvisory agreement (the "Subadvisory Agreement") between PIC and Engemann Asset Management ("Subadvisor"), each of which took effect on September 1, 2006. Prior to September 1, 2006, Engemann Asset Management had acted as investment adviser to the Fund. Effective September 1, 2006, PIC became Investment Adviser and Engemann became Subadvisor as a result of a realignment in investment advisers wholly owned and controlled by Phoenix Investment Partners, Inc. The Fund relied on opinion of special counsel to determine these actions were not an assignment of the advisory contract that is subject to shareholder approval. Pursuant to the Advisory Agreement, PIC provides advisory services to the Fund. Pursuant to the Subadvisory Agreement, the Subadvisor provides the day to day investment management for the Fund.

    During the review process, the Board received assistance and advice from, and met separately with, independent legal counsel. In addition, Management informed the Board that the Fund was being merged into another Phoenix Fund due to performance issues and inability to increase assets. As the planned merger was subject to shareholder approval at a special shareholder meeting to be held in the first quarter of 2007, the Board was asked to continue the current agreements in place. In approving each agreement, the Board, including a majority of the independent Trustees, determined that the fee structure was fair and reasonable and that approval of each agreement was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's decision.


ADVISORY AGREEMENT CONSIDERATIONS

    NATURE, EXTENT AND QUALITY OF SERVICES. The Board concluded that the nature, extent and quality of the overall services provided by PIC and its affiliates are reasonable. The Board's conclusion was based, in part, upon services provided to other funds managed by PIC and which would be provided to the Fund, such as quarterly reports provided by PIC: 1) comparing the performance of the Fund with a peer group and benchmark, 2) showing that the investment policies and restrictions for the Fund were followed, and 3) covering matters such as the compliance of investment personnel and other access persons with PIC's and the Fund's code of ethics, the adherence to fair value pricing procedures established by the Board, the monitoring of portfolio compliance, information on illiquid securities and derivatives, brokerage commissions and presentations regarding the economic environment. The Board noted that PIC would be responsible for the general oversight of the investment programs of the Fund and the monitoring of the Subadvisor's investment performance and its compliance with applicable laws, regulations, policies and procedures. In this regard, the Board considered the detailed performance review process of PIC's Investment Oversight Committee. With respect to compliance monitoring, the Board noted that PIC requires quarterly compliance certifications from the Subadvisor and would conduct compliance due diligence visits at the Subadvisor. The Board also considered the experience of PIC having acted as an investment adviser to mutual funds for over 70 years and its current experience in acting as an investment adviser to over 60 mutual funds and several institutional clients. The Board also noted the extent of benefits that are provided to Fund shareholders from being part of the Phoenix family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. The Board also considered the transfer agent and shareholder services that are provided to Fund shareholders by an affiliate of PIC, noting continuing improvements by management in the scope and quality of services and favorable reports on such service conducted by third parties.

    INVESTMENT PERFORMANCE. The Board did not separately review performance for PIC as the Advisory Agreement was in effect only as of September 1, 2006.

    PROFITABILITY. The Board also considered the level of profits expected to be realized by PIC and its affiliates in connection with the operation of the Fund. In this regard, the Board reviewed the Fund profitability analysis addressing the overall profitability of PIC for its management of the Phoenix retail fund family, as well as its expected profits and that of its affiliates for providing administrative support for the Fund. Attention was given to the methodology followed in allocating costs to the Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this regard, the Board noted that the allocation appeared reasonable. The Board concluded that the expected profitability to PIC from the Fund was reasonable.

BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS FOR PHOENIX NIFTY FIFTY FUND (THE "FUND")
DECEMBER 31, 2006 (UNAUDITED) (CONTINUED)


    MANAGEMENT FEE AND TOTAL EXPENSES. The Board also placed significant emphasis on the review of Fund expenses. Consideration was given to a comparative analysis of the management fee and total expense ratio of the Fund compared with those of a group of funds selected by Lipper as the Fund's appropriate Lipper expense peer group. The Board noted that the total expenses of the Fund were higher than the average total expenses for comparable funds and that the management fee was above the median for the peer group. The Board was satisfied with Management's recommendation regarding the Fund's intended merger and concluded that it was reasonable to approve the Advisory Agreement on the basis of Management's representation.

    ECONOMIES OF SCALE. The Board noted that the management fee included breakpoints based on assets under management. However, Management noted that assets of the Fund had not been increasing, and that it had recommended the reorganization of the Fund into a larger similarly managed fund. The Board also noted that it was likely that PIC and the Fund would achieve certain economies of scale if the assets grew. The Board concluded that it was comfortable with Management's plan for this fund.


SUBADVISORY AGREEMENT CONSIDERATIONS

    NATURE, EXTENT AND QUALITY OF SERVICES. The Board concluded that the nature, extent and quality of the overall services that are provided by the Subadvisor are reasonable. The Board's opinion was based, in part, upon the extensive experience of the Subadvisor and the portfolio managers in having acted as an investment adviser since 1969, as well as managing the Fund as investment adviser until September 1, 2006. Turning to compensation, the Board noted that a primary factor in the Subadvisor's determination of the amount of bonus compensation to portfolio managers was the relative investment performance of the funds that they managed which would align their interests with those of the Fund's shareholders. The Board also considered and was satisfied with the adequacy of the Subadvisor's compliance program.

    INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing the performance was given in a report for the Fund prepared by Lipper Financial Services ("Lipper") for the contract renewal process. The Lipper report showed the investment performance of the Fund's Class A shares for the 1, 3, 5 and 10 year periods ended September 30, 2006 and the year-to-date period ended September 30, 2006. The Board reviewed the investment performance of the Fund, along with comparative performance information of a peer group of funds and a relevant market index. The Board noted that the Fund had underperformed compared to the Lipper peer group average for its investment style for the 1, 3, 5, 10 and year-to-date periods. Management indicated that the Fund would be merged subject to shareholder approval. The Board was satisfied with Management's recommendation regarding the Fund and concluded that it was reasonable to approve the Advisory Agreement on the basis of Management's representation.

    PROFITABILITY. The Board did not separately review profitability information for the Subadvisor, noting that the subadvisory fee is paid by PIC and not by the Fund so that Fund shareholders would not be directly impacted.

    SUBADVISORY FEE. The Board reviewed the subadvisory fees along with fees charged by the Subadvisor to comparative funds that it managed, but also noted that the subadvisory fees are paid by PIC and not by the Fund so that Fund shareholders would not be directly impacted.

    ECONOMIES OF SCALE. The Board also considered the existence of any economies of scale and whether those economies would be passed along to the Fund's shareholders, but noted that any economies would be generated with respect to PIC because the Fund does not pay the subadvisory fee.

BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS FOR PHOENIX SMALL-CAP GROWTH FUND (THE "FUND")
DECEMBER 31, 2006 (UNAUDITED)


    The Board of Trustees is responsible for determining whether to approve the Fund's investment advisory and subadvisory agreements. The Board, including a majority of the independent Trustees, at a meeting held on November 16, 2006, renewed the investment advisory agreement (the "Advisory Agreement") between Phoenix Investment Counsel, Inc. ("PIC") and the Fund, and the investment subadvisory agreement (the "Subadvisory Agreement") between PIC and Engemann Asset Management ("Subadvisor"), each of which took effect on September 1, 2006. Prior to September 1, 2006, Engemann Asset Management had acted as investment adviser to the Fund. Effective September 1, 2006, PIC became Investment Adviser and Engemann became Subadvisor as a result of a realignment in investment advisers wholly owned and controlled by Phoenix Investment Partners, Inc. The Fund relied on opinion of special counsel to determine these actions were not an assignment of the advisory contract that is subject to shareholder approval. Pursuant to the Advisory Agreement, PIC provides advisory services to the Fund. Pursuant to the Subadvisory Agreement, the Subadvisor provides the day to day investment management for the Fund.

    During the review process, the Board received assistance and advice from, and met separately with, independent legal counsel. In approving each agreement, the Board, including a majority of the independent Trustees, determined that the fee structure was fair and reasonable and that approval of each agreement was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's decision.


ADVISORY AGREEMENT CONSIDERATIONS

    NATURE, EXTENT AND QUALITY OF SERVICES. The Board concluded that the nature, extent and quality of the overall services provided by PIC and its affiliates are reasonable. The Board's conclusion was based, in part, upon services provided to other funds managed by PIC and which would be provided to the Fund, such as quarterly reports provided by PIC: 1) comparing the performance of the Fund with a peer group and benchmark, 2) showing that the investment policies and restrictions for the Fund were followed, and 3) covering matters such as the compliance of investment personnel and other access persons with PIC's and the Fund's code of ethics, the adherence to fair value pricing procedures established by the Board, the monitoring of portfolio compliance, information on illiquid securities and derivatives, brokerage commissions and presentations regarding the economic environment. The Board noted that PIC would be responsible for the general oversight of the investment programs of the Fund and the monitoring of the Subadvisor's investment performance and its compliance with applicable laws, regulations, policies and procedures. In this regard, the Board considered the detailed performance review process of PIC's Investment Oversight Committee. With respect to compliance monitoring, the Board noted that PIC requires quarterly compliance certifications from the Subadvisor and would conduct compliance due diligence visits at the Subadvisor. The Board also considered the experience of PIC having acted as an investment adviser to mutual funds for over 70 years and its current experience in acting as an investment adviser to over 60 mutual funds and several institutional clients. The Board also noted the extent of benefits that are provided to Fund shareholders from being part of the Phoenix family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. The Board also considered the transfer agent and shareholder services that are provided to Fund shareholders by an affiliate of PIC, noting continuing improvements by management in the scope and quality of services and favorable reports on such service conducted by third parties.

    INVESTMENT PERFORMANCE. The Board did not separately review performance for PIC as the Advisory Agreement was in effect only as of September 1, 2006.

    PROFITABILITY. The Board also considered the level of profits expected to be realized by PIC and its affiliates in connection with the operation of the Fund. In this regard, the Board reviewed the Fund profitability analysis addressing the overall profitability of PIC for its management of the Phoenix retail fund family, as well as its expected profits and that of its affiliates for providing administrative support for the Fund. Attention was given to the methodology followed in allocating costs to the Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this regard, the Board noted that the allocation appeared reasonable. The Board concluded that the expected profitability to PIC from the Fund was reasonable.

BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS FOR PHOENIX SMALL-CAP GROWTH FUND (THE "FUND")
DECEMBER 31, 2006 (UNAUDITED) (CONTINUED)


    MANAGEMENT FEE AND TOTAL EXPENSES. The Board also placed significant emphasis on the review of Fund expenses. Consideration was given to a comparative analysis of the management fees and total expense ratios of the Fund compared with those of a group of funds selected by Lipper as the Fund's appropriate Lipper expense peer group. The Board noted that the total expenses of the Fund were higher than the average total expenses for comparable funds and that the management fee was slightly above the median for the peer group. The Board further noted that the management fee remained the same after PIC became the investment adviser for the Fund. The Board was satisfied with the management fee and total expenses of the Fund in comparison to its Lipper expense peer group and concluded that such fee and expenses were reasonable.

    ECONOMIES OF SCALE. The Board noted that the management fee included breakpoints based on assets under management. The Board also noted that it was likely that PIC and the Fund would achieve certain economies of scale as the assets grew. The Board concluded that shareholders would have an opportunity to benefit from these economies of scale.


SUBADVISORY AGREEMENT CONSIDERATIONS

    NATURE, EXTENT AND QUALITY OF SERVICES. The Board concluded that the nature, extent and quality of the overall services that are provided by the Subadvisor are reasonable. The Board's opinion was based, in part, upon the extensive experience of the Subadvisor and the portfolio managers in having acted as an investment adviser since 1969, as well as managing the Fund as investment adviser until September 1, 2006. Turning to compensation, the Board noted that a primary factor in the Subadvisor's determination of the amount of bonus compensation to portfolio managers was the relative investment performance of the funds that they managed which would align their interests with those of the Fund's shareholders. The Board also considered and was satisfied with the adequacy of the Subadvisor's compliance program.

    INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing the performance was given in a report for the Fund prepared by Lipper Financial Services ("Lipper") for the contract renewal process. The Lipper report showed the investment performance of the Fund's Class A shares for the 1, 3, 5 and 10 year periods ended September 30, 2006 and the year-to-date period ended September 30, 2006. The Board reviewed the investment performance of the Fund, along with comparative performance information of a peer group of funds and a relevant market index. The Board noted that the Fund had outperformed its benchmark for the 10 year period and the Lipper peer group for the 5 and 10 year periods, but the Fund trailed its benchmark and Lipper peer group for all other periods reported. After management demonstrated the Fund's extreme volatility by comparing the Fund's performance over several short periods, the Board determined to include the Fund to the list of funds to be monitored for performance issues.

    PROFITABILITY. The Board did not separately review profitability information for the Subadvisor, noting that the subadvisory fee is paid by PIC and not by the Fund so that Fund shareholders would not be directly impacted.

    SUBADVISORY FEE. The Board reviewed the subadvisory fees along with fees charged by the Subadvisor to comparative funds that it managed, but also noted that the subadvisory fees are paid by PIC and not by the Fund so that Fund shareholders would not be directly impacted.

    ECONOMIES OF SCALE. The Board also considered the existence of any economies of scale and whether those economies would be passed along to the Fund's shareholders, but noted that any economies would be generated with respect to PIC because the Fund does not pay the subadvisory fee.

                         RESULTS OF SHAREHOLDER MEETING
                           PHOENIX INVESTMENT TRUST 06
                                OCTOBER 31, 2006
                                   (Unaudited)


    At a special meeting of shareholders of Phoenix Investment Trust 06 (the "Trust") held on October 31, 2006, shareholders voted on the following proposals:

    1. To elect eleven Trustees to serve on the Board of Trustees until the next meeting of shareholders at which Trustees are elected (Proposal 1).

    2. To ratify the appointment of PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trusts (Proposal
        7).

NUMBER OF ELIGIBLE UNITS VOTED:
                                                                           FOR             AGAINST
                                                                           ----           ---------
1. Election of Trustees
   E. Virgil Conway...............................................       175,767,377        6,542,981
   Harry Dalzell-Payne............................................       175,627,648        6,682,709
   Daniel T. Geraci...............................................       175,755,516        6,554,842
   Francis E. Jeffries............................................       175,709,480        6,600,878
   Leroy Keith, Jr................................................       175,778,170        6,532,188
   Marilyn E. LaMarche............................................       175,733,994        6,576,364
   Philip R. McLoughlin...........................................       175,700,043        6,610,315
   Geraldine M. McNamara..........................................       175,814,618        6,495,739
   James M. Oates.................................................       175,772,746        6,537,612
   Richard E. Segerson............................................       175,771,918        6,538,440
   Ferdinand L. J. Verdonck.......................................       175,762,282        6,548,076


                                                                           FOR             AGAINST          ABSTAIN
                                                                           ----           ---------        ---------
2. To ratify the appointment of
   PricewaterhouseCoopers LLC as the independent
   registered public accounting firm.................................    174,777,040        2,587,198      4,946,119

                         RESULTS OF SHAREHOLDER MEETING
                           PHOENIX ALL-CAP GROWTH FUND
                                NOVEMBER 21, 2006
                                   (Unaudited)


    At a special meeting of shareholders of Phoenix All-Cap Growth Fund (the "Fund"), a series of Phoenix Investment Trust 06 (the "Trust") held on November 21, 2006, shareholders voted on the following proposals:

    1. To approve a proposal to permit Phoenix Investment Counsel, Inc. ("PIC") to hire and replace subadvisers or to modifysubadvisory agreements without shareholder approval (Proposal 2).

    2. To approve the amendment of fundamental restrictions of the Fund with respect to loans (Proposal 3).

    3. To approve a proposal to reclassify the investment objective of the Investment Objective Funds from fundamental to non-fundamental (Proposal
        6).



NUMBER OF ELIGIBLE UNITS VOTED:
                                                          FOR            AGAINST          ABSTAIN      BROKER NON-VOTES
                                                          ----           -------          -------      ----------------
1. To permit PIC to hire and replace subadvisers
   or to modify subadvisory agreements without
   shareholder approval...........................     3,174,714         233,380          183,280           1,017,274

2. Amendment of fundamental restrictions of the
   Fund with respect to loans.....................     3,148,496         254,025          188,854           1,017,274

3. To reclassify the investment objective of the
   Investment Objective Funds from fundamental
   to non-fundamental.............................     3,121,555         277,090          192,730           1,017,274

                         RESULTS OF SHAREHOLDER MEETING
                            PHOENIX NIFTY FIFTY FUND
                                NOVEMBER 21, 2006
                                   (Unaudited)


    At a special meeting of shareholders of Phoenix Nifty Fifty Fund (the "Fund"), a series of Phoenix Investment Trust 06 (the "Trust") held on November 21, 2006, shareholders voted on the following proposals:

    1. To approve a proposal to permit Phoenix Investment Counsel, Inc. ("PIC") to hire and replace subadvisers or to modify subadvisory agreements without shareholder approval (Proposal 2).

    2. To approve the amendment of fundamental restrictions of the Fund with respect to loans (Proposal 3).

    3. To approve a proposal to reclassify the investment objective of the Investment Objective Funds from fundamental to non-fundamental (Proposal
        6).



NUMBER OF ELIGIBLE UNITS VOTED:
                                                          FOR            AGAINST          ABSTAIN      BROKER NON-VOTES
                                                          ----           -------          -------      ----------------
1. To permit PIC to hire and replace subadvisers
   or to modify subadvisory agreements without
   shareholder approval...........................      774,844           52,943          43,388          510,464

2. Amendment of fundamental restrictions of the
   Fund with respect to loans.....................      778,516           49,691          42,968          510,464

3. To reclassify the investment objective of the
   Investment Objective Funds from fundamental
   to non-fundamental.............................      769,153           53,976          48,045          510,464

                         RESULTS OF SHAREHOLDER MEETING
                          PHOENIX SMALL-CAP GROWTH FUND
                                NOVEMBER 21, 2006
                                   (Unaudited)



    At a special meeting of shareholders of Phoenix Small-Cap Growth Fund (the "Fund"), a series of Phoenix Investment Trust 06 (the "Trust") held on November 21, 2006, shareholders voted on the following proposals:

    1. To approve a proposal to permit Phoenix Investment Counsel, Inc. ("PIC") to hire and replace subadvisers or to modifysubadvisory agreements without shareholder approval (Proposal 2).

    2. To approve the amendment of fundamental restrictions of the Fund with respect to loans (Proposal 3).

    3. To approve a proposal to reclassify the investment objective of the Investment Objective Funds from fundamental to non-fundamental (Proposal
        6).


NUMBER OF ELIGIBLE UNITS VOTED:
                                                          FOR            AGAINST          ABSTAIN      BROKER NON-VOTES
                                                          ----           -------          -------      ----------------
1. To permit PIC to hire and replace subadvisers
   or to modify subadvisory agreements without
   shareholder approval...........................     2,332,250         124,617          96,223           885,718

2. Amendment of fundamental restrictions of the
   Fund with respect to loans.....................     2,325,947         124,947         102,196           885,718

3. To reclassify the investment objective of the
   Investment Objective Funds from fundamental
   to non-fundamental.............................     2,317,436         132,393         103,261           885,718

                   MATTERS SUBMITTED TO A VOTE OF SHAREHOLDERS
                         RESULTS OF SHAREHOLDER MEETING
                                  JULY 27, 2006
                                   (Unaudited)


    At a special meeting of shareholders of Phoenix Nifty Fifty Fund (the "Fund") held on July 27, 2006, shareholders voted on the following proposals:

    1. To approve an Investment Advisory Agreement between Phoenix Investment Counsel, Inc. ("PIC") and Phoenix Investment Trust 06, on behalf of Phoenix Nifty Fifty Fund (Proposal 1).

    2. To approve a Subadvisory Agreement between PIC and Harris Investment Management, Inc. for Phoenix Nifty Fifty Fund (Proposal 2).


NUMBER OF ELIGIBLE UNITS VOTED:
                                                                           FOR             AGAINST          ABSTAIN
                                                                           ----            -------          -------
1.  Approve new Investment Advisory Agreement
    for Phoenix Nifty Fifty Fund......................................   1,122,614         72,010           46,193

2.  Approve new Subadvisory Agreement
    for Phoenix Nifty Fifty Fund......................................   1,117,944         68,594           54,278

     Proposals 1 and 2 were not approved by shareholders.

FUND MANAGEMENT TABLES (UNAUDITED)


     Information pertaining to the Trustees and officers of the Trust as of December 31, 2006, is set forth below. The statement of additional information
(SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361.

     The address of each individual, unless otherwise noted, is 56 prospect street, Hartford, CT 06115-0480. There is no stated term of office for Trustees of the Trust.

                                             INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------
                                           NUMBER OF
                                         PORTFOLIOS IN
                                          FUND COMPLEX                       PRINCIPAL OCCUPATION(S)
  NAME, ADDRESS AND            LENGTH OF   OVERSEEN BY                       DURING PAST 5 YEARS AND
    DATE OF BIRTH             TIME SERVED    TRUSTEE                   OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------
E. Virgil Conway             Served since       62         Chairman, Rittenhouse Advisors, LLC (consulting firm)
Rittenhouse Advisors, LLC    1993.                         (2001-present). Trustee/Director, Phoenix Funds Complex
101 Park Avenue                                            (1983-present). Trustee/Director, Realty Foundation of New
New York, NY 10178                                         York (1972-present), Josiah Macy, Jr. Foundation (Honorary)
DOB: 8/2/29                                                (2004-present), Pace University (Director/Trustee Emeritus)
                                                           (2003-present), Greater New York Councils, Boy Scouts of
                                                           America (1985-present), The Academy of Political Science
                                                           (Vice Chairman) (1985-present), Urstadt Biddle Property
                                                           Corp. (1989-present), Colgate University (Trustee Emeritus)
                                                           (2004-present). Director/Trustee, The Harlem Youth
                                                           Development Foundation, (Chairman) (1998-2002), Metropolitan
                                                           Transportation Authority (Chairman) (1992-2001), Trism, Inc.
                                                           (1994-2001), Consolidated Edison Company of New York, Inc.
                                                           (1970-2002), Atlantic Mutual Insurance Company (1974-2002),
                                                           Centennial Insurance Company (1974-2002), Union Pacific
                                                           Corp. (1978-2002), Accuhealth (1994-2002), Pace University
                                                           (1978-2003), New York Housing Partnership Development Corp.
                                                           (Chairman) (1981-2003), Josiah Macy, Jr. Foundation
                                                           (1975-2004).
------------------------------------------------------------------------------------------------------------------------
Harry Dalzell-Payne          Served since       62         Retired. Trustee/Director, Phoenix Funds Complex
The Flat, Elmore Court       1993.                         (1983-present).
Elmore, GL0S, GL2 3NT
U.K.
DOB: 9/8/29
------------------------------------------------------------------------------------------------------------------------
Francis E. Jeffries          Served since       63         Director, The Empire District Electric Company (1984-2004).
8477 Bay Colony Dr. #902     1995.                         Trustee/Director, Phoenix Funds Complex (1987-present).
Naples, FL 34108
DOB: 9/23/30
------------------------------------------------------------------------------------------------------------------------
Leroy Keith, Jr.             Served since       60         Partner, Stonington Partners, Inc. (private equity fund)
Stonington Partners, Inc.    1980.                         (2001-present). Director/Trustee, Evergreen Funds (88
736 Market Street,                                         portfolios) (1989-present). Trustee, Phoenix Funds Family
Ste. 1430                                                  (1980-present). Director, Diversapak (2002-present), Obaji
Chattanooga, TN 37402                                      Medical Products Company (2002-present). Director, Lincoln
DOB: 2/14/39                                               Educational Services (2002-2004).
------------------------------------------------------------------------------------------------------------------------
Geraldine M. McNamara        Served since       62         Retired. Trustee/Director, Phoenix Funds Complex
40 East 88th Street          2001.                         (2001-present). Managing Director, U.S. Trust Company of New
New York, NY 10128                                         York (private bank) (1982-2006).
DOB: 4/17/51
------------------------------------------------------------------------------------------------------------------------

                                             INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------
                                           NUMBER OF
                                         PORTFOLIOS IN
                                          FUND COMPLEX                       PRINCIPAL OCCUPATION(S)
  NAME, ADDRESS AND            LENGTH OF   OVERSEEN BY                       DURING PAST 5 YEARS AND
    DATE OF BIRTH             TIME SERVED    TRUSTEE                   OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------
James M. Oates               Served since       60         Trustee/Director Phoenix Funds Family (1987-present).
c/o Northeast Partners       1993.                         Managing Director, Wydown Group (consulting firm)
150 Federal Street,                                        (1994-present). Director, Investors Financial Service
Suite 1000                                                 Corporation (1995-present), Investors Bank & Trust
Boston, MA 02110                                           Corporation (1995-present), Stifel Financial (1996-present),
DOB: 5/31/46                                               Connecticut River Bancorp (1998-present), Connecticut River
                                                           Bank (1999-present), Trust Company of New Hampshire
                                                           (2002-present). Chairman, Emerson Investment Management,
                                                           Inc. (2000-present). Independent Chairman, John Hancock
                                                           Trust (since 2005), Trustee, John Hancock Funds II and John
                                                           Hancock Funds III (since 2005). Trustee, John Hancock Trust
                                                           (2004-2005). Director/Trustee, AIB Govett Funds (six
                                                           portfolios) (1991-2000), Command Systems, Inc. (1998-2000),
                                                           Phoenix Investment Partners, Ltd. (1995-2001), 1Mind, Inc.
                                                           (formerly 1Mind.com) (2000-2002), Plymouth Rubber Co.
                                                           (1995-2003). Director and Treasurer, Endowment for Health,
                                                           Inc. (2000-2004). Chairman, Hudson Castle Group, Inc.
                                                           (Formerly IBEX Capital Markets, Inc.) (financial services)
                                                           (1997-2006).
------------------------------------------------------------------------------------------------------------------------
Richard E. Segerson          Served since       60         Managing Director, Northway Management Company
73 Briggs Way                1993.                         (1998-present). Trustee/Director, Phoenix Funds Family
Chatham, MA 02633                                          (1983-present).
DOB: 2/16/46
------------------------------------------------------------------------------------------------------------------------
Ferdinand L. J. Verdonck     Served since       60         Director, Banco Urquijo (Chairman) (1998-present). Trustee,
Nederpolder, 7               2006.                         Phoenix Funds Family (2002-present). Director EASDAQ
B-9000 Gent, Belgium                                       (Chairman) (2001-present), The JP Morgan Fleming Continental
DOB: 7/30/42                                               European Investment Trust (1998-present), Groupe SNEF
                                                           (1998-present), Santens N.V. (1999-present). Managing
                                                           Director, Almanij N.V. (1992-2003). Director, KBC Bank and
                                                           Insurance Holding Company (Euronext) (1992-2003), KBC Bank
                                                           (1992-2003), KBC Insurance (1992-2003), Kredietbank, S.A.
                                                           Luxembourgeoise (1992-2003), Investco N.V. (1992-2003),
                                                           Gevaert N.V. (1992-2003), Fidea N.V. (1992-2003), Almafin
                                                           N.V. (1992-2003), Centea N.V. (1992-2003), Dutch Chamber of
                                                           Commerce for Belgium and Luxembourg (1995-2001), Phoenix
                                                           Investment Partners, Ltd. (1995-2001). Director, Degussa
                                                           Antwerpen N.V. (1998-2004).
------------------------------------------------------------------------------------------------------------------------

                                                   INTERESTED TRUSTEES

    Each of the individuals listed below is an "interested person" of the Fund, as defined in Section 2(a)(19) of the
Investment Company Act of 1940, as amended, and the rules and regulations thereunder.
------------------------------------------------------------------------------------------------------------------------
                                           NUMBER OF
                                         PORTFOLIOS IN
                                          FUND COMPLEX                       PRINCIPAL OCCUPATION(S)
  NAME, ADDRESS AND            LENGTH OF   OVERSEEN BY                       DURING PAST 5 YEARS AND
    DATE OF BIRTH             TIME SERVED    TRUSTEE                   OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------
George R. Aylward            President          60         Senior Vice President and Chief Operating Officer, Asset
DOB: 8/17/64(1)              since                         Management, The Phoenix Companies, Inc. (2004-present).
                             November                      President (since November 2006) and Chief Operating Officer
                             2006.                         (2004-present), Phoenix Investment Partners, Ltd. President, certain funds within the Phoenix Funds Family (since
                                                           November 2006). Previously, Executive Vice President,
                                                           Phoenix Investment Partners, Ltd. (2004-November 2006). Vice
                                                           President, Phoenix Life Insurance Company (2002-2004). Vice
                                                           President, The Phoenix Companies, Inc. (2001-2004). Vice
                                                           President, Finance, Phoenix Investment Partners, Ltd.
                                                           (2001-2002). Assistant Controller, Phoenix Investment
                                                           Partners, Ltd. (1996-2001). Executive Vice President,
                                                           certain funds within the Phoenix Funds Family (2004-November
                                                           2006).
------------------------------------------------------------------------------------------------------------------------
Marilyn E. LaMarche(2)       Served since       60         Limited Managing Director, Lazard Freres & Co. LLC
Lazard Freres & Co. LLC      2005.                         (1997-present). Trustee/Director, Phoenix Funds Family
30 Rockefeller Plaza,                                      (2002-present). Director, The Phoenix Companies, Inc.
59th Floor                                                 (2001-2005) and Phoenix Life Insurance Company (1989-2005).
New York, NY 10020
DOB: 5/11/34
------------------------------------------------------------------------------------------------------------------------
Philip R. McLoughlin(3)      Served since       80         Partner, Cross Pond Partners, LLC (2006-present), Director,
200 Bridge Street            1999.                         PXRE Corporation (Reinsurance) (1985-present), World Trust
Chatham, MA 02633                                          Fund (1991-present). Director/Trustee, Phoenix Funds Complex
DOB: 10/23/46                Chairman                      (1989-present). Management Consultant (2002-2004), Chairman
                                                           (1997-2002), Chief Executive Officer (1995-2002), Director
                                                           (1995-2002), Phoenix Investment Partners, Ltd., Director and
                                                           Executive Vice President, The Phoenix Companies, Inc.
                                                           (2000-2002). Director (1994-2002) and Executive Vice
                                                           President, Investments (1987-2002), Phoenix Life Insurance
                                                           Company. Director (1983-2002) and Chairman (1995-2002),
                                                           Phoenix Investment Counsel, Inc. Director (1982-2002),
                                                           Chairman (2000-2002) and President (1990-2000), Phoenix
                                                           Equity Planning Corporation. Chairman and President,
                                                           Phoenix/Zweig Advisers LLC (2001-2002). Director (2001-2002)
                                                           and President (April 2002-September 2002), Phoenix
                                                           Investment Management Company. Director and Executive Vice
                                                           President, Phoenix Life and Annuity Company (1996-2002).
                                                           Executive Vice President (1994-2002) and Chief Investment
                                                           Counsel (1994-2002), PHL Variable Insurance Company.
                                                           Director, Phoenix National Trust Holding Company
                                                           (2001-2002). Director (1985-2002), Vice President
                                                           (1986-2002) and Executive Vice President (April
                                                           2002-September 2002), PM Holdings, Inc. Director, WS
                                                           Griffith Associates, Inc. (1995-2002). Director, WS Griffith
                                                           Securities, Inc. (1992-2002).
------------------------------------------------------------------------------------------------------------------------

(1) Mr. Aylward is an "interested person" as defined in the Investment Company Act of 1940, by reason of his position with Phoenix Investment Partners, Ltd. and its affiliates.

(2) Ms. LaMarche is an "interested person," as defined in the Investment Company Act of 1940, by reason of her former position as Director of The Phoenix Companies, Inc. and Phoenix Life Insurance Company.

(3) Mr. McLoughlin is an "interested person," as defined in the Investment Company Act of 1940, by reason of his former relationship with Phoenix Investment Partners, Ltd. and its affiliates.

                                  OFFICERS OF THE TRUST WHO ARE NOT TRUSTEES
------------------------------------------------------------------------------------------------------------------------
                             POSITION(S) HELD WITH
  NAME, ADDRESS AND           TRUST AND LENGTH OF                           PRINCIPAL OCCUPATION(S)
    DATE OF BIRTH                 TIME SERVED                                 DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------
Nancy G. Curtiss         Senior Vice President since       Assistant Treasurer (2001-present), Vice President, Fund
DOB: 11/24/52            2006.                             Accounting (1994-2000), Phoenix Equity Planning Corporation.
                                                           Vice President, Phoenix Investment Partners, Ltd.
                                                           (2003-present). Senior Vice President, the Phoenix Funds
                                                           Family (since 2006). Vice President, The Phoenix Edge Series
                                                           Fund (1994-present), Treasurer, The Zweig Fund Inc. and the
                                                           Zweig Total Return Fund Inc. (2003-present). Chief Financial
                                                           Officer (2005-2006) and Treasurer (1994-2006), or Assistant
                                                           Treasurer (2005-2006), certain funds within the Phoenix Fund
                                                           Complex.
------------------------------------------------------------------------------------------------------------------------
Francis G. Waltman       Senior Vice President             Senior Vice President, Asset Management Product Development,
DOB: 7/27/62             since 2004.                       The Phoenix Companies, Inc. (since 2006). Senior Vice
                                                           President, Asset Management Product Development, Phoenix
                                                           Investment Partners, Ltd. (2005-present). Senior Vice
                                                           President and Chief Administrative Officer, Phoenix
                                                           Investment Partners, Ltd., (2003-2004). Senior Vice
                                                           President and Chief Administrative Officer, Phoenix Equity
                                                           Planning Corporation (1999-2003). Senior Vice President,
                                                           certain funds within the Phoenix Funds Family
                                                           (2004-present).
------------------------------------------------------------------------------------------------------------------------
Marc Baltuch             Vice President and                Chief Compliance Officer, Zweig-DiMenna Associates LLC
900 Third Avenue         Chief Compliance Officer          (1989-present). Vice President and Chief Compliance Officer,
New York, NY 10022       since 2004.                       certain Funds within the Phoenix Fund Complex
DOB: 9/23/45                                               (2004-present). Vice President, The Zweig Total Return Fund,
                                                           Inc. (2004-present). Vice President, The Zweig Fund, Inc.
                                                           (2004-present). President and Director of Watermark
                                                           Securities, Inc. (1991-present). Assistant Secretary of
                                                           Gotham Advisors Inc. (1990-present). Secretary,
                                                           Phoenix-Zweig Trust (1989-2003). Secretary, Phoenix-Euclid
                                                           Market Neutral Fund (1999-2002).
------------------------------------------------------------------------------------------------------------------------
W. Patrick Bradley       Chief Financial Officer           Second Vice President, Fund Administration, Phoenix Equity
DOB: 3/2/72              and Treasurer since 2005.         Planning Corporation (2004-present). Chief Financial Officer and Treasurer (2006-present) or Chief Financial Officer and
                                                           Treasurer (2005-present), certain funds within the Phoenix
                                                           Fund Family. Vice President, Chief Financial Officer,
                                                           Treasurer and Principal Accounting Officer, The Phoenix Edge
                                                           Series Fund (since 2006). Assistant Treasurer, certain funds within the Phoenix Fund Complex (2004-2006). Senior Manager
                                                           (2002-2004), Manager (2000-2002), Audit, Deloitte & Touche,
                                                           LLP.
------------------------------------------------------------------------------------------------------------------------
Kevin J. Carr            Vice President,                   Vice President and Counsel, Phoenix Life Insurance Company
One American Row         Chief Legal Officer,              (2005-present). Vice President, Counsel, Chief Legal Officer
Hartford, CT 06102       Counsel and                       and Secretary of certain funds within the Phoenix Fund
DOB: 8/30/54             Secretary since 2005.             Complex (2005-present). Compliance Officer of Investments
                                                           and Counsel, Travelers Life & Annuity Company (January
                                                           2005-May 2005). Assistant General Counsel, The Hartford
                                                           Financial Services Group (1999-2005).
------------------------------------------------------------------------------------------------------------------------

PHOENIX INVESTMENT TRUST 06
101 Munson Street
Greenfield, MA 01301-9668


TRUSTEES
George R. Aylward
E. Virgil Conway
Harry Dalzell-Payne
Francis E. Jeffries
Leroy Keith, Jr.
Marilyn E. LaMarche
Philip R. McLoughlin, Chairman
Geraldine M. McNamara
James M. Oates
Richard E. Segerson
Ferdinand L. J. Verdonck


OFFICERS
George R. Aylward, President
Nancy G. Curtiss, Senior Vice President
Francis G. Waltman, Senior Vice President
Marc Baltuch, Vice President and Chief Compliance Officer
W. Patrick Bradley, Chief Financial Officer and Treasurer
Kevin J. Carr, Vice President, Chief Legal Officer, Counsel and Secretary


INVESTMENT ADVISER
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, CT 06115-0480


PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
One American Row
Hartford, CT 06103-2899


TRANSFER AGENT
Phoenix Equity Planning Corporation
One American Row
Hartford, CT 06103-2899


CUSTODIAN
State Street Bank and Trust Company
P.O. Box 5501
Boston, MA 02206-5501


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
125 High Street
Boston, MA 02110-1707


HOW TO CONTACT US
Mutual Fund Services                         1-800-243-1574
Advisor Consulting Group                     1-800-243-4361
Telephone Orders                             1-800-367-5877
Text Telephone                               1-800-243-1926
Web site                                     PHOENIXFUNDS.COM


--------------------------------------------------------------------------------
IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.
--------------------------------------------------------------------------------

                 (This page has been left blank intentionally.)

                 (This page has been left blank intentionally.)

                 (This page has been left blank intentionally.)

                 (This page has been left blank intentionally.)

                 (This page has been left blank intentionally.)

                 (This page has been left blank intentionally.)

[PHOENIX LOGO OMITTED]                                          ----------------
Phoenix Equity Planning Corporation                                PRESORTED
P.O. Box 150480                                                    STANDARD
Hartford, CT 06115-0480                                          U.S. POSTAGE
                                                                      PAID
                                                                Louisville, KY
                                                                Permit No. 1051
                                                                ----------------










For more information about Phoenix mutual funds, please call your financial representative, contact us at 1-800-243-1574 or visit PHOENIXFUNDS.COM.










NOT INSURED BY FDIC/NCUSIF OR ANY FEDERAL GOVERNMENT AGENCY.
NO BANK GUARANTEE. NOT A DEPOSIT. MAY LOSE VALUE.


PXP2115                                                                     2-07
BPD25426



ITEM 2.  CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics described in Item 2(b) of the instructions for completion of Form N-CSR.

     (d) The registrant has not granted any waivers, during the period covered by this report, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph
         (b) of the instructions for completion of this Item.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

  (a)(1) The Registrant's Board of Trustees has determined that the Registrant has an "audit committee financial expert" serving on its Audit Committee.

  (a)(2) E. Virgil Conway has been determined by the Registrant to possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert." Mr. Conway is an "independent" trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

  (a)(3) Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees
----------

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $55,800 for 2006 and $76,300 for 2005.

Audit-Related Fees
------------------

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $3,000 for 2006 and $4,000 for 2005. This represents the review of the semi-annual financial statements.

Tax Fees
--------

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $15,900 for 2006 and $19,000 for 2005.

         "Tax Fees" are those primarily associated with review of the Trust's tax provision and qualification as a regulated investment company (RIC) in connection with audits of the Trust's financial statement, review of year-end distributions by the Fund to avoid excise tax for the Trust, periodic discussion with management on tax issues affecting the Trust, and reviewing and signing the Fund's federal income and excise tax returns.

All Other Fees
--------------

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2006 and $0 for 2005.

  (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

         The Phoenix Investment Trust 06 (the "Fund") Board has adopted policies and procedures with regard to the pre-approval of services provided by PwC. Audit, audit-related and tax compliance services provided to the Fund on an annual basis require specific pre-approval by the Board. As noted above, the Board must also approve other non-audit services provided to the Fund and those non-audit services provided to the Fund's Affiliated Service Providers that relate directly to the operations and financial reporting of the Fund. Certain of these non-audit services that the Board believes are a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent auditors may be approved by the Board without consideration on a specific case-by-case basis ("general pre-approval").

         The Audit Committee has determined that Mr. E. Virgil Conway, Chair of the Audit Committee, may provide pre-approval for such services that meet the above requirements in the event such approval is sought between regularly scheduled meetings. In the event that Mr. Conway determines that the full board should review the request, he has the opportunity to convene a meeting of the Funds Board. In any event, the Board is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

  (e)(2) The percentage of services  described in each of paragraphs (b) through
         (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                  (b) 100% for 2006; 100% for 2005

                  (c) 0% for 2006; 100% for 2005

                  (d) Not applicable for 2006; Not applicable for 2005

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $961,830 for 2006 and $892,561 for 2005.

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

  (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

  (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

  (a)(3) Not applicable.

  (b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               Phoenix Investment Trust 06
              ------------------------------------------------------------------

By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date              3/9/07
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date              3/9/07
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ W. Patrick Bradley
                         -------------------------------------------------------
                           W. Patrick Bradley,  Chief Financial Officer
                           and Treasurer
                           (principal financial officer)

Date              3/9/07
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.